UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                               (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-762-7085

Date of fiscal year end:    8/31

Date of reporting period: 2/28/19

Item 1.  Reports to Stockholders.

Midyear Report

February 28, 2019

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

Active Core Fund

Mid Cap Core Equity Fund

Opportunistic Fund

World Energy Fund

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Table of Contents

Statements of Assets and Liabilities
2

Statements of Operations
6

Statements of Changes in Net Assets
10

Schedules of Portfolio Investments
16

Notes to Financial Statements
56

Financial Highlights
66

Additional Fund Information
86

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market
Assets:
Investments, at cost	$340,192,776	$791,504,349
Investments, at value	340,192,776	791,504,349
Repurchase agreements, at value/cost	630,600,000	985,400,000
Total Investments	970,792,776	1,776,904,349
Interest and dividends receivable	685,445	1,834,407
Receivable for capital shares reinvested	421	257,349
Receivable for investments sold	82,996,374	41,009,156
Prepaid expenses and other assets	126,149	175,845
Total Assets	1,054,601,165	1,820,181,106

Liabilities:
Distributions payable	1,784,645	2,847,591
Payable to custodian	82,246,374	40,146,656
Accrued expenses and other payables:
Investment advisory fees	49,889	67,854
Administration fees	49,889	67,854
Distribution fees	214,692	57,989
Custodian fees	9,978	13,572
Fund accounting and compliance fees	26,112	26,970
Transfer agent fees	—	2,484
Shareholder servicing fees	220,146	101,932
Other accrued liabilities	22,501	16,792
Total Liabilities	84,624,226	43,349,694
Net Assets	$969,976,939	$1,776,831,412

Composition of Net Assets:
Shares of beneficial interest, at par	$9,700	$17,776
Additional paid-in capital	969,966,379	1,777,362,406
Total distributable earnings/(loss)	860	(548,770)
Net Assets	$969,976,939	$1,776,831,412

Net Assets:
Administrative Shares	$776,111,424	$573,264,195
Service Shares	33,329,758	—
Institutional Shares	89,461,911	120,541,079
Select Shares	71,073,846	930,821,666
Premier Shares	—	152,204,472
Total	$969,976,939	$1,776,831,412

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	776,044,973	573,600,281
Service Shares	33,344,658	—
Institutional Shares	89,512,888	120,621,423
Select Shares	71,073,792	931,135,147
Premier Shares	—	152,244,421
Total	969,976,311	1,777,601,272

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements

Statements of Assets and Liabilities
February 28, 2019 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Assets:
Investments, at cost	$101,365,494	$26,337,684	$101,211,023	$5,506,174
Investments in affiliates, at cost	8,396,966	1,123,966	4,465,090	214,061
Total Investments, at cost	109,762,460	27,461,650	105,676,113	5,720,235
Investments, at value	99,128,255	25,998,201	99,258,866	5,507,340
Investments in affiliates, at value	8,396,966	1,123,966	4,465,090	214,061
Total Investments, at value	107,525,221	27,122,167	103,723,956	5,721,401
Cash	22,148	—	—	—
Interest and dividends receivable	377,104	125,552	521,846	22,287
Receivable for capital shares issued	298,083	9,485	9,632	1,463
Receivable for capital shares reinvested	68,523	28,658	43,025	6,540
Receivable for investments sold	1,419,397	—	—	—
Receivable from Advisor	—	6,706	—	6,261
Receivable from fees reimbursed	—	—	—	42
Prepaid expenses and other assets	28,972	23,799	28,084	37,992
Total Assets	109,739,448	27,316,367	104,326,543	5,795,986

Liabilities:
Distributions payable	217,985	50,850	193,881	14,321
Payable for investments purchased	1,125	10	366	1,653
Payable for capital shares redeemed	32,077	2,320	56,419	2,445
Accrued expenses and other payables:
Investment advisory fees	12,359	4,178	15,902	2,188
Administration fees	6,592	1,671	6,361	349
Distribution fees	1,693	919	924	329
Custodian fees	824	209	795	44
Fund accounting and compliance fees	1,553	105	1,587	93
Transfer agent fees	5,805	16,510	—	3,428
Shareholder servicing fees	7,993	869	1,967	—
Other accrued liabilities	3,809	3,957	18,485	157
Total Liabilities	291,815	81,598	296,687	25,007
Net Assets	$109,447,633	$27,234,769	$104,029,856	$5,770,979

Composition of Net Assets:
Shares of beneficial interest, at par	$116	$26	$113	$6
Additional paid-in capital	118,312,349	33,085,543	110,737,592	5,775,041
Total distributable earnings/(loss)	(8,864,832)	(5,850,800)	(6,707,849)	(4,068)
Net Assets	$109,447,633	$27,234,769	$104,029,856	$5,770,979

Net Assets:
Investor Shares	$8,278,563	$4,424,342	$4,683,483	$1,370,051
Institutional Shares	100,661,446	22,412,833	99,218,537	3,976,355
A Shares	507,624	397,594	127,836	424,573
Total	$109,447,633	$27,234,769	$104,029,856	$5,770,979

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	877,285	427,341	505,652	136,084
Institutional Shares	10,674,246	2,164,263	10,738,816	400,194
A Shares	53,801	38,390	13,808	42,742
Total	11,605,332	2,629,994	11,258,276	579,020

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.44	$10.35	$9.26	$10.07
Institutional Shares	$9.43	$10.36	$9.24	$9.94
A Shares	$9.44	$10.36	$9.26	$9.93
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.63	$10.57	$9.45	$10.13

See notes to financial statements

Statements of Assets and Liabilities
February 28, 2019 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund	Opportunistic Fund
Assets:
Investments, at cost	$10,368,738	$37,081,370	$1,187,211	$29,478,709
Investments in affiliates, at cost	41,198	2,107,324	45,063	9,733,498
Total Investments, at cost	10,409,936	39,188,694	1,232,274	39,212,207
Investments, at value	10,373,601	45,424,435	1,363,599	30,887,832
Investments in affiliates, at value	41,198	2,107,324	45,063	9,733,498
Total Investments, at value	10,414,799	47,531,759	1,408,662	40,621,330
Cash	—	1,024	74	—
Deposits with broker for securities sold short	—	—	—	83,961
Interest and dividends receivable	81,981	151,568	1,479	157,867
Receivable for capital shares issued	—	36,539	—	10,644
Receivable for capital shares reinvested	1,328	—	—	—
Receivable for investments sold	—	30	30	1,113,764
Receivable from Advisor	6,447	—	6,551	13,412
Receivable from fees reimbursed	—	—	49	—
Prepaid expenses and other assets	39,479	31,318	49,900	21,994
Total Assets	10,544,034	47,752,238	1,466,745	42,022,972

Liabilities:
Distributions payable	12,608	—	—	—
Payable for investments purchased	106,669	—	—	222,468
Payable for capital shares redeemed	219	383,407	—	380,415
Accrued expenses and other payables:
Investment advisory fees	1,222	12,737	570	27,239
Administration fees	652	2,911	83	2,564
Distribution fees	12	1,156	90	1,051
Custodian fees	81	364	10	320
Fund accounting and compliance fees	71	281	—	422
Transfer agent fees	7,879	16,634	11,543	13,029
Shareholder servicing fees	27	200	—	503
Other accrued liabilities	1,260	5,578	347	3,481
Total Liabilities	130,700	423,268	12,643	651,492
Net Assets	$10,413,334	$47,328,970	$1,454,102	$41,371,480

Composition of Net Assets:
Shares of beneficial interest, at par	$10	$37	$1	$31
Additional paid-in capital	10,404,787	38,893,333	1,304,336	42,984,256
Total distributable earnings/(loss)	8,537	8,435,600	149,765	(1,612,807)
Net Assets	$10,413,334	$47,328,970	$1,454,102	$41,371,480

Net Assets:
Investor Shares	$61,701	$4,479,546	$137,232	$1,789,573
Institutional Shares	10,351,600	41,841,699	972,871	37,165,114
A Shares	33	956,466	343,988	1,982,830
C Shares	—	51,259	11	433,963
Total	$10,413,334	$47,328,970	$1,454,102	$41,371,480

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	6,177	347,672	12,529	136,092
Institutional Shares	1,034,786	3,237,194	88,708	2,792,716
A Shares	3	74,519	31,220	150,194
C Shares	—	3,996	1	33,832
Total	1,040,966	3,663,381	132,458	3,112,834

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$9.99	$12.88	$10.95	$13.15
Institutional Shares	$10.00	$12.93	$10.97	$13.31
A Shares	$10.00	$12.83	$11.02	$13.20
C Shares	$—	$12.83	$10.74	$12.83
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%	2.00%

Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.10	$13.09	$11.24	$13.47

(a) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements

Statements of Assets and Liabilities
February 28, 2019 (Unaudited)	Concluded

World Energy Fund
Assets:
Investments, at cost	$33,821,369
Investments in affiliates, at cost	861,565
Total Investments, at cost	34,682,934
Investments, at value	37,051,674
Investments in affiliates, at value	861,565
Total Investments, at value	37,913,239
Cash	5,025
Interest and dividends receivable	196,469
Receivable for capital shares issued	2,700
Receivable from Advisor	10,729
Prepaid expenses and other assets	50,246
Total Assets	38,178,408

Liabilities:
Payable for capital shares redeemed	43,017
Accrued expenses and other payables:
Investment advisory fees	18,117
Administration fees	2,416
Distribution fees	5,480
Custodian fees	302
Fund accounting and compliance fees	257
Transfer agent fees	12,601
Shareholder servicing fees	3,674
Other accrued liabilities	6,389
Total Liabilities	92,253
Net Assets	$38,086,155

Composition of Net Assets:
Shares of beneficial interest, at par	$48
Additional paid-in capital	54,911,633
Total distributable earnings/(loss)	(16,825,526)
Net Assets	$38,086,155

Net Assets:
Investor Shares	$4,370,460
Institutional Shares	23,976,525
A Shares	4,918,727
C Shares	4,820,443
Total	$38,086,155

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	549,539
Institutional Shares	3,008,818
A Shares	618,832
C Shares	612,545
Total	4,789,734

Net Asset Value, offering price & redemption price per share:
Investor Shares	$7.95
Institutional Shares	$7.97
A Shares	$7.95
C Shares	$7.87

Maximum Sales Charge:
A Shares	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge)of net asset value adjusted to the nearest cent):
A Shares	$8.11

See notes to financial statements

Statements of Operations
February 28, 2019 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market
Investment Income:
Interest income	$12,747,025	$16,763,659
Dividend income	1,131,577	1,435,549
Total income	13,878,602	18,199,208

Expenses:
Investment advisory fees	306,869	402,666
Administration fees	306,869	402,666
Distribution fees - Administrative Shares	1,297,639	647,389
Distribution fees - Service Shares	44,886	—
Distribution fees - Premier Shares	—	317,829
Shareholder servicing fees - Administrative Shares	1,297,042	608,989
Shareholder servicing fees - Service Shares	44,885	—
Shareholder servicing fees - Institutional Shares	115,778	138,071
Shareholder servicing fees - Select Shares	75,997	1,068,898
Shareholder servicing fees - Premier Shares	—	158,915
Fund accounting and compliance fees	137,880	186,230
Custodian fees	92,580	139,038
Trustee fees	24,069	39,810
Professional fees	118,707	168,217
Printing fees	28,867	33,055
Registration fees	18,416	131,603
Other expenses	67,954	82,364

Total expenses before fee and expense reductions	3,978,438	4,525,740

Distribution fees waived - Administrative Shares	—	(336,639)
Distribution fees waived - Service Shares	(26,931)	—
Distribution fees waived - Premier Shares	—	(286,048)
Shareholder servicing fees waived - Service Shares	(26,917)	—
Shareholder servicing fees waived - Institutional Shares	(78,693)	(94,736)
Shareholder servicing fees waived - Select Shares	(75,997)	(1,068,898)
Shareholder servicing fees waived - Premier Shares	—	(158,915)

Net expenses	3,769,900	2,580,504

Net investment income	10,108,702	15,618,704

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	10,772	—
Net realized/unrealized gains/(losses) on investments	10,772	—
Change in net assets resulting from operations	$10,119,474	$15,618,704

See notes to financial statements

Statements of Operations
February 28, 2019 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Investment Income:
Interest income	$1,453,577	$421,251	$1,480,678	$53,866
Dividend income	168	—	134	—
Dividend income from affiliates	53,471	6,120	32,859	2,279
Total income	1,507,216	427,371	1,513,671	56,145

Expenses:
Investment advisory fees	75,800	28,367	101,400	7,365
Administration fees	40,427	11,347	40,560	1,178
Distribution fees - Investor Shares	10,432	5,641	6,240	488
Distribution fees - A Shares	676	601	156	505
Shareholder servicing fees - Investor Shares	10,432	5,641	6,240	488
Shareholder servicing fees - Institutional Shares	115,226	29,217	120,353	2,690
Shareholder servicing fees - A Shares	270	240	62	202
Fund accounting and compliance fees	31,918	19,363	27,067	4,083
Custodian fees	50,050	34,431	39,795	24,147
Trustee fees	2,536	820	2,787	110
Professional fees	10,963	4,121	12,835	197
Printing fees	3,704	1,837	3,480	635
Registration fees	22,667	5,395	22,613	15,470
Other expenses	4,323	2,543	5,399	1,019

Total expenses before fee and expense reductions	379,424	149,564	388,987	58,577

Investment advisory fees waived/expenses reimbursed by Investment Adviser	—	(16,031)	—	(42,832)
Administration fees waived	(2,324)	(303)	(1,574)	(106)
Shareholder servicing fees waived - Investor Shares	(9,498)	(5,411)	(4,972)	(458)
Shareholder servicing fees waived - Institutional Shares	(114,603)	(25,417)	(117,996)	(2,690)
Shareholder servicing fees waived - A Shares	(270)	(146)	(62)	(202)

Net expenses	252,729	102,256	264,383	12,289

Net investment income	1,254,487	325,115	1,249,288	43,856

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(73,487)	(158,930)	(784,231)	(3,420)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	423,286	253,629	1,233,458	1,132
Net realized/unrealized gains/(losses) on investments	349,799	94,699	449,227	(2,288)
Change in net assets resulting from operations	$1,604,286	$419,814	$1,698,515	$41,568

See notes to financial statements

Statements of Operations
February 28, 2019 (Unaudited)	Continued

	Ultra Short Tax- Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund	Opportunistic Fund
Investment Income:
Interest income	$103,503	$375,084	$—	$235,268
Dividend income	4	242,621	12,967	310,137
Dividend income from affiliates	1,515	14,132	682	38,384
Foreign tax withholding	—	(353)	—	(6,504)
Total income	105,022	631,484	13,649	577,285

Expenses:
Investment advisory fees	8,732	85,480	4,461	189,806
Administration fees	4,657	19,538	649	17,864
Distribution fees - Investor Shares	79	5,946	345	2,313
Distribution fees - A Shares	—	1,708	415	2,389
Distribution fees - C Shares	—	328	—	2,438
Shareholder servicing fees - Investor Shares	78	5,946	345	2,313
Shareholder servicing fees - Institutional Shares	14,476	53,321	1,268	50,514
Shareholder servicing fees - A Shares	—	683	166	955
Shareholder servicing fees - C Shares	—	82	—	610
Fund accounting and compliance fees	3,374	21,571	1,260	6,022
Custodian fees	26,120	46,175	31,599	53,329
Trustee fees	305	1,470	40	1,175
Professional fees	1,467	7,370	265	6,067
Printing fees	822	2,027	665	3,053
Registration fees	15,472	27,740	8,389	27,686
Other expenses	1,296	3,764	1,190	3,243

Total expenses before fee and expense reductions	76,878	283,149	51,057	369,777

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(33,880)	—	(42,037)	(31,722)
Administration fees waived	(80)	(2,701)	(36)	(1,292)
Shareholder servicing fees waived - Investor Shares	(78)	(5,817)	(243)	(1,691)
Shareholder servicing fees waived - Institutional Shares	(14,392)	(52,552)	(1,268)	(49,586)
Shareholder servicing fees waived - A Shares	—	(334)	(166)	(683)
Shareholder servicing fees waived - C Shares	—	(82)	—	(385)

Net expenses	28,448	221,663	7,307	284,418

Net investment income	76,574	409,821	6,342	292,867

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(114)	774,741	14,684	(3,218,481)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	7,824	(2,037,376)	(190,443)	(1,453,012)
Change in unrealized appreciation/(depreciation) on affiliated investments	—	(113,234)	—	—
Net realized/unrealized gains/(losses) on investments	7,710	(1,375,869)	(175,759)	(4,671,493)
Change in net assets resulting from operations	$84,284	$(966,048)	$(169,417)	$(4,378,626)

See notes to financial statements

Statements of Operations
February 28, 2019 (Unaudited)	Concluded

World Energy Fund
Investment Income:
Interest income	$102,478
Dividend income	518,828
Dividend income from affiliates	10,969
Foreign tax withholding	(24,439)
Total income	607,836

Expenses:
Investment advisory fees	136,396
Administration fees	18,186
Distribution fees - Investor Shares	7,215
Distribution fees - A Shares	6,546
Distribution fees - C Shares	25,660
Shareholder servicing fees - Investor Shares	7,214
Shareholder servicing fees - Institutional Shares	36,656
Shareholder servicing fees - A Shares	2,618
Shareholder servicing fees - C Shares	6,415
Fund accounting and compliance fees	6,416
Custodian fees	51,457
Trustee fees	1,212
Professional fees	6,997
Printing fees	5,220
Registration fees	11,945
Other expenses	3,324

Total expenses before fee and expense reductions	333,477

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(24,356)
Administration fees waived	(599)
Shareholder servicing fees waived - Investor Shares	(4,662)
Shareholder servicing fees waived - Institutional Shares	(26,574)
Shareholder servicing fees waived - A Shares	(2,167)
Shareholder servicing fees waived - C Shares	(4,091)

Net expenses	271,028

Net investment income	336,808

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(5,266,685)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(4,277,441)
Net realized/unrealized gains/(losses) on investments	(9,544,126)
Change in net assets resulting from operations	$(9,207,318)

See notes to financial statements

Statements of Changes in Net Assets

February 28, 2019 (Unaudited)

	U.S. Treasury Fund		Government Securities Money Market
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
From Investment Activities:
Operations:
Net investment income	$10,108,702	$10,631,498	$15,618,704	$17,283,395
Net realized gains/(losses) from investment transactions	10,772	(10,120)	—	(6)
Change in net assets resulting from operations	10,119,474	10,621,378	15,618,704	17,283,389

Distributions to Shareholders from(a):
Administrative Shares	(8,208,909)	(7,909,238)	(4,404,839)	(5,306,769)
Service Shares	(338,798)	(345,379)	—	—
Institutional Shares	(924,521)	(1,792,864)	(1,098,432)	(1,571,051)
Select Shares	(636,464)	(582,939)	(8,831,109)	(9,173,616)
Premier Shares	—	—	(1,282,756)	(1,230,984)
Change in net assets from shareholder distributions	(10,108,692)	(10,630,420)	(15,617,136)	(17,282,420)
Change in net assets from capital transactions	(170,332,580)	(157,051,595)	229,422,910	(33,603,994)
Change in net assets	(170,321,798)	(157,060,637)	229,424,478	(33,603,025)

Net Assets(a):
Beginning of period	1,140,298,737	1,297,359,374	1,547,406,934	1,581,009,959
End of period	$969,976,939	$1,140,298,737	$1,776,831,412	$1,547,406,934

Capital Transactions*:
Administrative Shares
Issued	1,581,541,819	3,205,966,139	967,974,333	805,803,941
Reinvested	2,477	2,557	37,187	47,642
Redeemed	(1,762,943,752)	(3,305,661,848)	(933,545,630)	(953,838,261)
Change in Administrative Shares	(181,399,456)	(99,693,152)	34,465,890	(147,986,678)
Service Shares
Issued	45,633,830	88,423,606	—	—
Redeemed	(46,023,877)	(85,371,841)	—	—
Change in Service Shares	(390,047)	3,051,765	—	—
Institutional Shares
Issued	99,931,276	395,049,099	201,180,453	919,075,704
Reinvested	—	—	23,290	26,554
Redeemed	(107,708,486)	(507,298,964)	(182,682,953)	(998,792,501)
Change in Institutional Shares	(7,777,210)	(112,249,865)	18,520,790	(79,690,243)
Select Shares(b)
Issued	67,665,745	124,722,398	1,057,530,940	1,401,145,341
Reinvested	—	—	—	—
Redeemed	(48,431,612)	(72,882,739)	(927,700,989)	(1,240,378,001)
Change in Select Shares	19,234,133	51,839,659	129,829,951	160,767,340
Premier Shares
Issued	—	—	459,687,732	613,187,466
Reinvested	—	—	1,244,299	1,179,591
Redeemed	—	—	(414,324,245)	(581,061,469)
Change in Premier Shares	—	—	46,607,786	33,305,588
Change in shares:	(170,332,580)	(157,051,593)	229,424,417	(33,603,993)

(a)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.
(b)	U.S. Treasury Select Shares commencement of operations December 26, 2017.

*	Share transactions are at net assets value of $1.00 per share.

See notes to financial statements

Statements of Changes in Net Assets
February 28, 2019 (Unaudited)	Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
From Investment Activities:
Operations:
Net investment income	$1,254,487	$1,847,482	$325,115	$638,565
Net realized gains/(losses) from investment transactions	(73,487)	(429,875)	(158,930)	(357,171)
Change in unrealized appreciation/(depreciation) on investments	423,286	(1,103,526)	253,629	(295,595)
Change in net assets resulting from operations	1,604,286	314,081	419,814	(14,201)

Distributions to Shareholders from(a):
Investor Shares	(93,017)	(258,800)	(46,736)	(126,262)
Institutional Shares	(1,154,629)	(2,049,971)	(270,596)	(514,419)
A Shares	(6,082)	(20,810)	(4,920)	(11,637)
Change in net assets from shareholder distributions	(1,253,728)	(2,329,581)	(322,252)	(652,318)
Change in net assets from capital transactions	12,249,105	(174,879)	(3,481,327)	(14,151,023)
Change in net assets	12,599,663	(2,190,379)	(3,383,765)	(14,817,542)

Net Assets(a):
Beginning of period	96,847,970	99,038,349	30,618,534	45,436,076
End of period	$109,447,633	$96,847,970	$27,234,769	$30,618,534

Capital Transactions:
Investor Shares
Proceeds from shares issued	$109,407	$1,151,657	$266,146	$738,680
Dividends reinvested	53,522	184,810	46,213	125,171
Cost of shares redeemed	(550,453)	(8,095,460)	(1,004,013)	(5,984,712)
Change in net assets from Investor Shares	(387,524)	(6,758,993)	(691,654)	(5,120,861)
Institutional Shares
Proceeds from shares issued	20,075,353	30,591,167	907,155	4,673,777
Dividends reinvested	337,804	712,098	131,403	274,041
Cost of shares redeemed	(7,694,556)	(24,093,619)	(3,592,118)	(13,642,778)
Change in net assets from Institutional Shares	12,718,601	7,209,646	(2,553,560)	(8,694,960)
A Shares
Proceeds from shares issued	7,490	458,585	17,012	24,149
Dividends reinvested	6,065	20,793	4,885	11,637
Cost of shares redeemed	(95,527)	(1,104,910)	(258,010)	(370,988)
Change in net assets from A Shares	(81,972)	(625,532)	(236,113)	(335,202)
Change in net assets resulting from capital transactions:	$12,249,105	$(174,879)	$(3,481,327)	$(14,151,023)

Share Transactions:
Investor Shares
Issued	11,639	121,709	25,840	71,449
Reinvested	5,692	19,517	4,491	12,108
Redeemed	(58,572)	(856,142)	(97,841)	(579,102)
Change in Investor Shares	(41,241)	(714,916)	(67,510)	(495,545)
Institutional Shares
Issued	2,138,651	3,235,208	88,117	452,178
Reinvested	35,956	75,313	12,769	26,488
Redeemed	(819,078)	(2,543,990)	(349,611)	(1,318,246)
Change in Institutional Shares	1,355,529	766,531	(248,725)	(839,580)
A Shares
Issued	800	47,900	1,658	2,334
Reinvested	645	2,194	475	1,126
Redeemed	(10,175)	(116,432)	(25,200)	(35,790)
Change in A Shares	(8,730)	(66,338)	(23,067)	(32,330)
Change in shares:	1,305,558	(14,723)	(339,302)	(1,367,455)

(a)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.

See notes to financial statements

Statements of Changes in Net Assets
February 28, 2019 (Unaudited)	Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	For the period Dec. 26, 2017(a) through Aug. 31, 2018
From Investment Activities:
Operations:
Net investment income	$1,249,288	$2,404,970	$43,856	$21,033
Net realized gains/(losses) from investment transactions	(784,231)	(1,491,956)	(3,420)	(1,615)
Change in unrealized appreciation/(depreciation) on investments	1,233,458	(2,366,352)	1,132	34
Change in net assets resulting from operations	1,698,515	(1,453,338)	41,568	19,452

Distributions to Shareholders from(b):
Investor Shares	(54,237)	(149,365)	(5,498)	(43)
Institutional Shares	(1,190,201)	(2,549,345)	(32,588)	(14,512)
A Shares	(1,388)	(2,744)	(5,768)	(7,030)
Change in net assets from shareholder distributions	(1,245,826)	(2,701,454)	(43,854)	(21,585)
Change in net assets from capital transactions	1,788,568	(21,141,496)	4,394,589	1,380,809
Change in net assets	2,241,257	(25,296,288)	4,392,303	1,378,676

Net Assets(b):
Beginning of period	101,788,599	127,084,887	1,378,676	—
End of period	$104,029,856	$101,788,599	$5,770,979	$1,378,676

Capital Transactions:
Investor Shares
Proceeds from shares issued	$39,546	$672,466	$1,377,498	$4,111
Dividends reinvested	17,491	79,156	5,147	42
Cost of shares redeemed	(1,025,946)	(2,157,185)	(15,270)	—
Change in net assets from Investor Shares	(968,909)	(1,405,563)	1,367,375	4,153
Institutional Shares
Proceeds from shares issued	17,125,926	29,289,097	3,324,267	985,980
Dividends reinvested	273,706	789,135	9,498	1,485
Cost of shares redeemed	(14,643,553)	(49,768,482)	(341,732)	(2,116)
Change in net assets from Institutional Shares	2,756,079	(19,690,250)	2,992,033	985,349
A Shares
Proceeds from shares issued	12	25,434	29,416	384,302
Dividends reinvested	1,388	2,744	5,768	7,030
Cost of shares redeemed	(2)	(73,861)	(3)	(25)
Change in net assets from A Shares	1,398	(45,683)	35,181	391,307
Change in net assets resulting from capital transactions:	$1,788,568	$(21,141,496)	$4,394,589	$1,380,809

Share Transactions:
Investor Shares
Issued	4,298	72,346	136,674	409
Reinvested	1,909	8,503	511	4
Redeemed	(112,428)	(233,956)	(1,514)	—
Change in Investor Shares	(106,221)	(153,107)	135,671	413
Institutional Shares
Issued	1,875,742	3,146,045	334,703	98,814
Reinvested	29,908	84,798	957	149
Redeemed	(1,608,641)	(5,346,061)	(34,215)	(214)
Change in Institutional Shares	297,009	(2,115,218)	301,445	98,749
A Shares
Issued	1	2,758	2,992	38,463
Reinvested	151	295	583	707
Redeemed	—	(7,824)	—	(3)
Change in A Shares	152	(4,771)	3,575	39,167
Change in shares:	190,940	(2,273,096)	440,691	138,329

(a)	Commencement of operations December 26, 2017.

(b)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.

See notes to financial statements

Statements of Changes in Net Assets
February 28, 2019 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund		Active Core Fund
	Six Months Ended February 28, 2019 (unaudited)	For the period Dec. 26, 2017(a) through Aug. 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
From Investment Activities:
Operations:
Net investment income	$76,574	$54,478	$409,821	$830,037
Net realized gains/(losses) from investment transactions	(114)	3	774,741	2,393,315
Change in unrealized appreciation/(depreciation) on investments	7,824	(2,960)	(2,150,610)	1,262,079
Change in net assets resulting from operations	84,284	51,521	(966,048)	4,485,431

Distributions to Shareholders from(b):
Investor Shares	(334)	(248)	(310,029)	(311,703)
Institutional Shares	(76,237)	(54,230)	(2,750,818)	(2,792,395)
A Shares	—	—	(89,569)	(88,985)
C Shares	—	—	(4,317)	(3,592)
Change in net assets from shareholder distributions	(76,571)	(54,478)	(3,154,733)	(3,196,675)
Change in net assets from capital transactions	(1,260,709)	11,669,287	(2,196,578)	(610,920)
Change in net assets	(1,252,996)	11,666,330	(6,317,359)	677,836

Net Assets(b):
Beginning of period	11,666,330	—	53,646,329	52,968,493
End of period	$10,413,334	$11,666,330	$47,328,970	$53,646,329

Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,059	$121,009	$61,796	$368,976
Dividends reinvested	249	145	309,420	310,343
Cost of shares redeemed	(10,800)	(49,990)	(811,265)	(737,797)
Change in net assets from Investor Shares	(9,492)	71,164	(440,049)	(58,478)
Institutional Shares
Proceeds from shares issued	1,667,710	14,244,137	713,108	1,919,513
Dividends reinvested	8,473	5,760	2,743,844	2,782,049
Cost of shares redeemed	(2,927,414)	(2,651,794)	(4,775,418)	(5,194,005)
Change in net assets from Institutional Shares	(1,251,231)	11,598,103	(1,318,466)	(492,443)
A Shares
Proceeds from shares issued	14	20	33,219	102,236
Dividends reinvested	—	—	89,569	88,984
Cost of shares redeemed	—	—	(545,153)	(247,576)
Change in net assets from A Shares	14	20	(422,365)	(56,356)
C Shares
Proceeds from shares issued	—	—	—	125
Dividends reinvested	—	—	4,317	3,593
Cost of shares redeemed	—	—	(20,015)	(7,361)
Change in net assets from C Shares	—	—	(15,698)	(3,643)
Change in net assets resulting from capital transactions:	$(1,260,709)	$11,669,287	$(2,196,578)	$(610,920)

Share Transactions:
Investor Shares
Issued	106	12,119	4,784	26,693
Reinvested	25	15	25,516	22,669
Redeemed	(1,082)	(5,006)	(62,960)	(53,614)
Change in Investor Shares	(951)	7,128	(32,660)	(4,252)
Institutional Shares
Issued	166,816	1,424,414	53,800	138,952
Reinvested	848	576	225,240	202,542
Redeemed	(292,688)	(265,180)	(360,493)	(374,394)
Change in Institutional Shares	(125,024)	1,159,810	(81,453)	(32,900)
A Shares
Issued	1	2	2,607	7,313
Reinvested	—	—	7,436	6,520
Redeemed	—	—	(42,544)	(17,852)
Change in A Shares	1	2	(32,501)	(4,019)
C Shares
Issued	—	—	—	9
Reinvested	—	—	359	263
Redeemed	—	—	(1,610)	(533)
Change in C Shares	—	—	(1,251)	(261)
Change in shares:	(125,974)	1,166,940	(147,865)	(41,432)

(a)	Commencement of operations December 26, 2017.

(b)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.

See notes to financial statements

Statements of Changes in Net Assets
February 28, 2019 (Unaudited)	Continued

	Mid Cap Core Equity Fund		Opportunistic Fund
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
From Investment Activities:
Operations:
Net investment income	$6,342	$16,453	$292,867	$241,566
Net realized gains/(losses) from investment transactions	14,684	19,657	(3,218,481)	3,182,184
Change in unrealized appreciation/(depreciation) on investments	(190,443)	332,199	(1,453,012)	859,113
Change in net assets resulting from operations	(169,417)	368,309	(4,378,626)	4,282,863

Distributions to Shareholders from(a):
Investor Shares	(5,613)	(3,483)	(131,486)	(152,943)
Institutional Shares	(42,587)	(12,257)	(3,087,758)	(2,239,212)
A Shares	(12,507)	(1,408)	(139,645)	(105,642)
C Shares	—	—	(32,056)	(30,595)
Change in net assets from shareholder distributions	(60,707)	(17,148)	(3,390,945)	(2,528,392)
Change in net assets from capital transactions	(659,389)	(117,634)	(1,245,484)	4,462,459
Change in net assets	(889,513)	233,527	(9,015,055)	6,216,930

Net Assets(a):
Beginning of period	2,343,615	2,110,088	50,386,535	44,169,605
End of period	$1,454,102	$2,343,615	$41,371,480	$50,386,535

Capital Transactions:
Investor Shares
Proceeds from shares issued	$16,798	$1,057,901	$162,542	$370,584
Dividends reinvested	5,613	3,483	126,480	149,017
Cost of shares redeemed	(468,767)	(717,263)	(296,676)	(1,543,340)
Change in net assets from Investor Shares	(446,356)	344,121	(7,654)	(1,023,739)
Institutional Shares
Proceeds from shares issued	421,550	—	4,967,916	11,973,471
Dividends reinvested	18,154	6,045	1,296,149	1,829,561
Cost of shares redeemed	(660,898)	(469,009)	(7,665,683)	(7,950,375)
Change in net assets from Institutional Shares	(221,194)	(462,964)	(1,401,618)	5,852,657
A Shares
Proceeds from shares issued	5,000	266,803	240,207	420,322
Dividends reinvested	3,161	1,408	139,645	105,642
Cost of shares redeemed	—	(9,882)	(133,575)	(899,382)
Change in net assets from A Shares	8,161	258,329	246,277	(373,418)
C Shares
Proceeds from shares issued	—	16	13,300	125,022
Dividends reinvested	—	—	32,057	30,595
Cost of shares redeemed	—	(257,136)	(127,846)	(148,658)
Change in net assets from C Shares	—	(257,120)	(82,489)	6,959
Change in net assets resulting from capital transactions:	$(659,389)	$(117,634)	$(1,245,484)	$4,462,459

Share Transactions:
Investor Shares
Issued	1,529	95,660	10,782	24,305
Reinvested	583	309	10,616	10,062
Redeemed	(42,013)	(61,467)	(21,218)	(100,388)
Change in Investor Shares	(39,901)	34,502	180	(66,021)
Institutional Shares
Issued	39,657	—	360,111	779,146
Reinvested	1,881	542	107,826	122,146
Redeemed	(66,522)	(42,188)	(601,061)	(517,691)
Change in Institutional Shares	(24,984)	(41,646)	(133,124)	383,601
A Shares
Issued	470	25,169	17,031	27,557
Reinvested	317	125	11,695	7,108
Redeemed	—	(827)	(9,777)	(58,662)
Change in A Shares	787	24,467	18,949	(23,997)
C Shares
Issued	—	—	1,058	8,356
Reinvested	—	—	2,780	2,110
Redeemed	—	(24,606)	(9,683)	(9,926)
Change in C Shares	—	(24,606)	(5,845)	540
Change in shares:	(64,098)	(7,283)	(119,840)	294,123

(a)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.

See notes to financial statements

Statements of Changes in Net Assets
February 28, 2019 (Unaudited)	Concluded

	World Energy Fund
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
From Investment Activities:
Operations:
Net investment income	$336,808	$446,123
Net realized gains/(losses) from investment transactions	(5,266,685)	2,501,270
Change in unrealized appreciation/(depreciation) on investments	(4,277,441)	5,797,620
Change in net assets resulting from operations	(9,207,318)	8,745,013

Distributions to Shareholders from(a):
Investor Shares	(35,961)	(33,476)
Institutional Shares	(211,756)	(253,387)
A Shares	(32,056)	(38,506)
C Shares	(9,286)	(6,916)
Change in net assets from shareholder distributions	(289,059)	(332,285)
Change in net assets from capital transactions	(10,495,434)	1,572,526
Change in net assets	(19,991,811)	9,985,254

Net Assets(a):
Beginning of period	58,077,966	48,092,712
End of period	$38,086,155	$58,077,966

Capital Transactions:
Investor Shares
Proceeds from shares issued	$273,837	$5,187,439
Dividends reinvested	35,482	33,143
Cost of shares redeemed	(2,596,819)	(7,889,268)
Change in net assets from Investor Shares	(2,287,500)	(2,668,686)
Institutional Shares
Proceeds from shares issued	2,850,976	19,350,868
Dividends reinvested	136,796	164,221
Cost of shares redeemed	(10,503,378)	(12,040,470)
Change in net assets from Institutional Shares	(7,515,606)	7,474,619
A Shares
Proceeds from shares issued	67,785	4,199,302
Dividends reinvested	31,952	38,390
Cost of shares redeemed	(483,383)	(6,449,024)
Change in net assets from A Shares	(383,646)	(2,211,332)
C Shares
Proceeds from shares issued	32,115	208,969
Dividends reinvested	9,261	6,898
Cost of shares redeemed	(350,058)	(1,237,942)
Change in net assets from C Shares	(308,682)	(1,022,075)
Change in net assets resulting from capital transactions:	$(10,495,434)	$1,572,526

Share Transactions:
Investor Shares
Issued	32,733	558,356
Reinvested	4,482	3,589
Redeemed	(326,713)	(879,232)
Change in Investor Shares	(289,498)	(317,287)
Institutional Shares
Issued	355,805	2,073,112
Reinvested	17,372	17,694
Redeemed	(1,327,705)	(1,324,105)
Change in Institutional Shares	(954,528)	766,701
A Shares
Issued	7,800	483,108
Reinvested	4,125	4,170
Redeemed	(57,389)	(671,605)
Change in A Shares	(45,464)	(184,327)
C Shares
Issued	3,863	22,514
Reinvested	1,340	777
Redeemed	(44,010)	(138,450)
Change in C Shares	(38,807)	(115,159)
Change in shares:	(1,328,297)	149,928

(a)	Prior year distribution character information and accumulated net investment income/(distributions in excess of net investment income) has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 7 in Notes to Financial Statements.

See notes to financial statements

Schedule of Portfolio Investments	U.S. Treasury Fund

February 28, 2019 (Unaudited)

Principal Amount	Security Description	Amortized Cost
U.S. Treasury Obligations (25.8%)
U.S. Treasury Notes
$50,000,000	1.63%, 8/31/19	$49,757,833
50,000,000	2.47%, (USBMMY3M + 5 bps), 10/31/19 (a)	50,031,069
150,000,000	2.48%, (USBMMY3M + 6 bps), 7/31/19 (a)	150,074,577
Total U.S. Treasury Obligations		249,863,479

Repurchase Agreements (65.0%)
10,000,000	Bank of Montreal, 2.50%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $10,000,694, collateralized by various U.S. Treasury Obligations, (0.88% - 4.38%), (10/31/20 - 2/15/47), fair value of $10,200,060)	10,000,000
600,000	Credit Agricole CIB, 2.50%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $600,042, collateralized by U.S. Treasury Obligation, (0.00%), (2/27/20), fair value of $612,041)	600,000
165,000,000	Credit Agricole CIB, 2.55%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $165,011,688, collateralized by U.S. Treasury Obligation, (0.13%), (7/15/26), fair value of $168,300,026)	165,000,000
80,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 2.52%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity$80,005,600, collateralized by U.S. Treasury Obligation, (0.00%), (2/27/20), fair value of $81,600,040)	80,000,000
155,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 2.55%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $155,010,979, collateralized by various U.S. Treasury Obligations, (2.55%), (2/28/21 - 8/31/22), fair value of $158,101,543)	155,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 2.38%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $10,000,661, collateralized by various U.S. Treasury Obligations, (0.00% - 2.88%), (5/15/19 - 2/15/48), fair value of $10,200,000)	$10,000,000
100,000,000	Mizuho Securities USA LLC, 2.54%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $100,007,056, collateralized by various U.S. Treasury Obligations, (0.00% - 2.50%), (3/5/19 -1/31/25), fair value of $102,000,047)	100,000,000
100,000,000	Nomura Securities International Inc., 2.56%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $100,007,111, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (3/28/19 - 8/15/25), fair value of $102,000,040)	100,000,000
10,000,000	Royal Bank of Canada New York, 2.45%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $10,000,681, collateralized by U.S. Treasury Obligation, (0.13%), (4/15/20), fair value of $10,200,093)	10,000,000
Total Repurchase Agreements		630,600,000

Investment Companies (9.3%)
37,000,000	BlackRock Liquidity Funds T-Fund, Institutional Class, 2.32%	37,000,000
26,329,297	Goldman Sachs Financial Square Treasury Obligations Fund, 2.31%	26,329,297
27,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 2.30%	27,000,000
Total Investment Companies		90,329,297

Total Investments (Cost $970,792,776)(b) -100.1%		970,792,776
Liabilities in excess of other assets — (0.1)%		(815,837)
Net Assets -100.0%		$969,976,939

(a)	Rate represents the effective yield at purchase.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements

Schedule of Portfolio Investments	Government Securities Money Market Fund

February 28, 2019 (Unaudited)

Principal Amount	Security Description	Amortized Cost
U.S. Government Agency Securities (7.9%)
Federal Farm Credit Bank
$30,000,000	2.35% (US0001M - 13 bps), 3/27/19	$29,999,892
30,000,000	2.40% (US0001M - 12 bps), 5/7/19	29,999,976
		59,999,868
Federal Home Loan Bank
30,000,000	2.36% (SOFR - 100 bps), 5/13/19	30,000,000
30,000,000	2.38% (US0001M - 13 bps), 3/1/19	30,000,000
20,000,000	2.62% (US0003M - 16 bps), 6/12/19	20,006,549
		80,006,549
Total U.S. Government Agency Securities		140,006,417

U.S. Treasury Obligations (26.3%)
U.S. Treasury Notes
60,000,000	0.88%, 9/15/19	59,456,749
60,000,000	1.25%, 8/31/19	59,609,388
60,000,000	1.50%, 5/31/19	59,850,873
50,000,000	1.63%, 3/31/19	49,966,694
60,000,000	1.63%, 8/31/19	59,709,400
40,000,000	2.47%, 10/31/19 (a)	40,024,855
140,000,000	2.48% (USBMMY3M + 6 bps), 7/31/19 (a)	140,069,157
Total U.S. Treasury Obligations		468,687,116

Repurchase Agreements (55.5%)
40,000,000	Bank of Montreal, 2.50%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $40,002,778, collateralized by various U.S. Treasury Obligations, (0.00% - 2.50%), (5/15/19 -2/15/45), fair value of $40,800,030)	40,000,000
400,000	Credit Agricole CIB, 2.50%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $400,028, collateralized by U.S. Treasury Obligation, (0.00%), (2/27/20), fair value of $408,060)	400,000
240,000,000	Credit Agricole CIB, 2.55%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $240,017,000, collateralized by various U.S. Treasury Obligations, (2.63% - 2.75%), (2/28/23 - 7/31/23), fair value of $244,800,057)	240,000,000
120,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 2.52%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $120,008,400, collateralized by U.S. Treasury Obligation, (0.00%), (2/27/20), fair value of $122,400,061)	120,000,000
225,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 2.55%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $225,015,938, collateralized by various U.S. Treasury Obligations, (2.55%), (2/28/21 - 8/31/22), fair value of $229,500,301)	225,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$40,000,000	Goldman Sachs & Co., 2.39%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $40,002,656, collateralized by U.S. Treasury Obligation, (5.50%), (8/15/28), fair value of $40,800,001)	$40,000,000
100,000,000	Mizuho Securities USA LLC, 2.54%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $100,007,056, collateralized by U.S. Treasury Obligation, (2.50%), (2/28/21), fair value of $102,000,016)	100,000,000
180,000,000	Nomura Securities International Inc., 2.56%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $180,012,800, collateralized by various U.S. Treasury Obligations, (0.00% - 2.63%), (5/31/19 - 2/29/24), fair value of $183,600,072)	180,000,000
10,000,000	Royal Bank of Canada New York, 2.46%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $10,000,683, collateralized by various U.S. Government Agency Obligations, (0.13% - 5.50%), (4/15/20 - 7/15/36), fair value of $10,200,023)	10,000,000
30,000,000	Wells Fargo Securities LLC, 2.51%, 3/1/19, (Purchased on 2/28/19, proceeds at maturity $30,002,092, collateralized by various U.S. Government Agency Obligations, (0.00% - 6.25%), (3/8/19 - 12/20/68), fair value of $30,600,040)	30,000,000
Total Repurchase Agreements		985,400,000

Investment Companies (10.3%)
53,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.34%	53,000,000
67,000,000	Federated Government Obligations Fund, Premier Class, 2.34%	67,000,000
8,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 2.30%	8,000,000
54,810,816	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 2.31%	54,810,816
Total Investment Companies		182,810,816

Total Investments (Cost $1,776,904,349)(b) - 100.0%		1,776,904,349
Liabilities in excess of other assets — 0.0%		(72,937)
Net Assets - 100.0%		$1,776,831,412

See notes to financial statements

Schedule of Portfolio Investments	Government Securities Money Market Fund
February 28, 2019 (Unaudited)	Concluded

(a)	Rate represents the effective yield at purchase.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

US0001M	1 Month US Dollar LIBOR

US0003M	3 Month US Dollar LIBOR

USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (8.7%)
$1,886,554	AccessLex Institute, Series 2007-1, Class C, 3.17% (US0003M + 40 bps), 10/25/35*(a)	$1,766,954
1,526,230	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(b)	1,520,482
3,014	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(c)	3,034
466	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(c)	468
7,087	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 2.71% (US0001M + 22 bps), 1/15/34*	6,993
1,227,559	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.69%, 9/26/33*(c)	1,330,246
474,054	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 4.36% (US0001M + 188 bps), 11/25/34*	210,007
280	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)	280
995,709	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.68%, 8/25/35*(c)	1,010,988
393,978	Raspro Trust, Series 2005-1A, Class 10A1, 3.19% (US0003M + 40 bps), 3/23/24(d)	393,794
168,470	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	170,573
9,165	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.73%, 12/25/33*(c)	9,197
152,520	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(c)	142,860
766,958	Structured Asset Investment Loan, Series 2004-10, Class A4, 3.49% (US0001M + 100 bps), 11/25/34*	767,828
1,100,342	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(c)	1,115,759
1,143,876	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 3.03% (US0003M + 27 bps), 10/28/37(b)	1,037,394
Total Asset Backed Securities		9,486,857

Mortgage Backed Securities† (39.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
132,703	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.84%, 2/25/36*(c)	114,769
13,024	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.92%, 7/25/35*(c)	11,326
26,195	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.64% (12MTA + 131 bps), 7/20/35*	21,448
2,020	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 2.59% (US0001M + 10 bps), 10/25/36*	1,549

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$18,461	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	$18,349
6,854	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(c)	6,335
12,507	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 4.39%, 9/25/34*(c)	12,364
25,467	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(c)(d)	25,417
38,945	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.69%, 4/21/34*(c)	39,973
18,675	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.65%, 8/25/35*(c)	18,658
209,609	RBSSP Resecuritization Trust, Series 2009-5, Class 13A4, 3.01% (US0001M + 50 bps), 8/26/37(d)	208,761
49,777	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.70%, 9/25/34*(c)	49,511
28,173	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.96%, 1/25/36*(c)	25,122
		553,582
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
16,691	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	14,880
29,300	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	28,023
5,507	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	5,509
21,942	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	19,422
24,209	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	17,634
25,147	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	20,974
25,184	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	20,755
165,894	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	115,639
76,660	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	78,444
60,605	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	47,932
8,834	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	8,866

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$138	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	$138
5,760	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	5,823
4,860	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	5,074
413,833	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	436,316
21,659	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	22,046
4,651	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	5,003
1,844	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	1,822
2,963	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	2,978
9,071	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	9,035
44,373	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	39,869
46,571	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	26,559
37,088	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	31,711
23,734	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	23,489
		987,941
Prime Adjustable Rate Mortgage Backed Securities (2.7%)
49,182	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.92%, 3/25/35*(c)	48,022
8,292	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.73%, 5/25/35(c)	8,389
344,141	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(c)	123,684
5,798	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.34%, 6/25/34*(c)	5,808
7,377	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 4.45%, 11/20/36*(c)	7,142
13,193	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 4.54%, 2/25/36*(c)	12,262
10,711	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.68%, 9/25/33*(c)	10,661
9,245	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.37%, 9/25/34*(c)	8,895
45,379	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.51%, 10/25/36*(c)	43,477

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$6,282	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.68%, 1/25/35*(c)	$6,359
11,324	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.73% (H15T1Y + 230 bps), 10/25/35*	11,440
32,352	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.29%, 3/25/31*(c)	32,215
18,832	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.62%, 7/25/37*(c)	16,645
19,189	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.38%, 8/25/35(c)	19,212
430,648	Coast Savings & Loan Association, Series 1992-1, Class A, 3.03%, 7/25/22*(c)	436,444
802,511	COLT Morgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46*(c)(d)	799,112
284	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(c)	259
22,926	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.12%, 8/25/34*(c)	22,676
14,872	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.68%, 2/19/34*(c)	15,034
5,448	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.74%, 2/25/34*(c)	5,409
40,070	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.33%, 11/25/32*(c)	17,532
41,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.39%, 11/25/34*(c)	42,640
18,510	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.09%, 10/25/35*(c)	17,696
91,398	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 4.19%, 11/19/35*(c)	86,253
2,955	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 4.43%, 7/25/35(c)(d)	2,951
28,241	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.31%, 11/25/35*(c)	28,117
49,093	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.48%, 4/25/35*(c)	49,225
90,602	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.24%, 1/19/35*(c)	88,557
13,004	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.81%, 12/19/35*(c)	12,818
36,790	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.59%, 9/25/36*(c)	36,259

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$31,716	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.67%, 7/25/36*(c)	$26,923
16,362	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.96%, 8/25/34*(c)	16,177
49,078	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.96%, 8/25/36*(c)	39,459
36,464	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.32%, 8/25/34*(c)	35,774
3,647	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.98%, 8/25/36*(c)	3,413
3,964	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 4.22%, 7/25/35*(c)	4,013
2,007	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.46%, 2/25/34*(c)	2,008
13,642	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.51%, 7/25/34*(c)	13,733
16,479	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.28%, 12/25/34*(c)	16,525
20,132	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.36%, 8/25/34*(c)	20,382
19,683	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.62%, 8/25/34*(c)	19,650
47,956	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.24%, 12/25/34*(c)	46,211
86,028	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.44%, 4/25/34*(c)	85,752
3,508	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.79%, 2/25/34*(c)	3,545
13,299	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 4.05%, 12/27/35*(c)	14,094
25,291	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 4.52%, 7/25/33*(c)	25,335
396,219	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 4.24%, 9/25/37*(c)	397,017
5,167	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.63%, 8/20/35*(c)	708
13,585	Washington Mutual, Series 2006-AR10, Class 1A2, 3.86%, 9/25/36*(c)	12,844
2,566	Washington Mutual, Series 2006-AR8, Class 1A1, 3.90%, 8/25/46*(c)	2,419
9,154	Washington Mutual, Series 2004-AR3, Class A2, 3.97%, 6/25/34*(c)	9,310

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$12,069	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.91% (US0001M + 42 bps), 7/25/44*	$11,960
88,545	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.66%, 11/25/36*(c)	83,234
8,984	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.44%, 6/25/34*(c)	9,168
5,764	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.56%, 6/25/34*(c)	5,955
12,461	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.58%, 8/25/33*(c)	12,659
5,447	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 4.63%, 12/25/34*(c)	5,647
2,821	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 4.65%, 4/25/36*(c)	2,819
9,492	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 4.81%, 7/25/34*(c)	9,722
30,757	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 5.08%, 2/25/35*(c)	31,561
		2,983,210
Prime Fixed Mortgage Backed Securities (14.5%)
378,312	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(c)(d)	374,092
2,161,140	Citigroup Mortgage Loan Trust, Series 2014-C, Class A, 3.25%, 2/25/54*(c)(d)	2,145,018
19,729	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	19,976
114,014	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	120,099
18,961	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	20,409
522,306	COLT Morgage Loan Trust, Series 2016-1, Class A2, 3.50%, 5/25/46*(d)	519,579
10,026	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	10,057
107,933	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	109,544
38,192	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	39,082

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$28,089	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	$30,304
75,983	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	46,533
118,907	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	130,591
1,184,462	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48*(c)(d)	1,180,121
1,463,185	Flagstar Mortgage Trust, Series: 2017-1, Class 1A5, 3.50%, 3/25/47*(c)(d)	1,453,075
179,342	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(d)(e)	179,133
57,478	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	56,083
7,924	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	7,774
28,703	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	21,516
1,992,238	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(c)(d)	1,980,330
1,316,977	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(c)(d)	1,308,315
885	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(c)(d)	885
15,146	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	12,437
1,884,268	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(c)(d)	1,894,756
2,940	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	2,927
1,447,869	PSMC Trust, Series 2018-1, Class A3, 3.50%, 2/25/48*(c)(d)	1,441,966
11,307	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	10,498
21,003	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	21,434
1,094,916	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(c)(d)	1,103,809
113,797	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	118,809
1,476,330	Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.69%, 11/25/47*(c)(d)	1,459,840
5,357	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,328

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,657	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	$9,637
5,105	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	5,130
		15,839,087
Subprime Mortgage Backed Securities (5.0%)
1,170,959	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(c)(d)	1,157,687
1,064,509	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(c)(d)	1,042,010
2,078,799	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(c)(d)	2,036,720
1,216,691	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(c)(d)	1,183,472
		5,419,889
U.S. Government Agency Mortgage Backed Securities (15.9%)
493,185	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	457,181
317,907	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	311,252
682,413	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	663,273
731,512	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	708,683
561,074	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	540,537
312,136	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	302,304
440,271	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	431,924
230,857	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	225,457
397,954	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	388,730
76,029	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	75,960
182,903	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	183,637
138,697	Fannie Mae, Series 2011 -124, Class 10A1, 3.00%, 9/25/29	138,751
680,836	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	674,686
5,670	Fannie Mae, 4.33% (H15T1Y + 187 bps), 12/1/22, Pool #303247	5,786
872,135	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(c)	908,659
22,451	Fannie Mae, 4.44% (US0012M + 132 bps), 1/1/35, Pool #805386	23,197
4,366	Fannie Mae, 4.58% (H15T1Y + 216 bps), 6/1/32, Pool #725286	4,481
1,192,919	Fannie Mae, Series 2003-W14, Class 2A, 4.59%, 1/25/43*(c)	1,245,210
47,092	Fannie Mae, 4.61% (H15T1Y + 229 bps), 2/1/30, Pool #556998	48,119

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$20,157	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(c)	$20,866
1,701	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	1,764
19,650	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(c)	20,781
12,297	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(c)	13,915
73	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	75
353	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	368
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,085
302,959	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	297,225
1,258,417	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,212,208
918,154	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	898,323
262,947	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	256,164
448,894	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	424,702
711,811	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	699,888
958,407	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	926,694
1,242,002	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	1,218,662
374,475	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	364,154
91,231	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	90,446
647,954	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	637,524
673,260	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	665,602
83,623	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	83,320
12,555	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	12,552
129,441	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	128,121
798,794	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	795,752
570,563	Freddie Mac, Series T-67, Class 1A1C, 3.93%, 3/25/36*(c)	573,834
17,004	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	17,320
29,020	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	28,815
5,183	Freddie Mac, 4.06% (US0006M + 154 bps), 4/1/36, Pool #1N0148	5,349
382,720	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	389,200

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	$3,040
754	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	764
363	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	365
844	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	859
1,204	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,266
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,043
1,664	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	1,759
1,188	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	1,260
384,085	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	346,326
26,899	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	26,736
2,954	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 1/20/23, Pool #8123	3,002
3,936	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 1/20/25, Pool #8580	4,029
2,150	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 3/20/26, Pool #8832	2,186
3,823	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,848
5,466	Government National Mortgage Assoc., 3.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	5,597
14,671	Government National Mortgage Assoc., 3.62% (H15T1Y + 150 bps), 5/20/34, Pool #80916	15,130
1,669	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	1,681
2,956	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	3,050
5,665	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,678
118	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	130
101	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	105
36	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	36

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$306	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	$312
		17,550,738
Total Mortgage Backed Securities		43,334,447

Corporate Bonds (14.1%)
Banks (4.9%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,455,677
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,484,845
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,004,433
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,472,403
		5,417,358
Capital Markets (0.0%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	39,000
Diversified Financial Services (1.4%)
1,500,000	Korea Development Bank, 3.00%, 3/17/19	1,499,933
Diversified Telecommunication Services (1.6%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100 *	1,732,116
Interactive Media & Services (1.4%)
1,500,000	Baidu, Inc., 3.88%, 9/29/23, Callable 8/29/23 @ 100 *	1,512,705
Internet & Direct Marketing Re (1.1%)
1,250,000	eBay, Inc., 3.22% (US0003M + 48 bps), 8/1/19	1,250,797
Multiline Retail (1.9%)
2,010,000	Macys Retail Holdings, Inc., 3.88%, 1/15/22, Callable 10/15/21 @ 100 *	2,015,995
Sovereign Bond (1.4%)
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	496,111

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Sovereign Bond, continued
$1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	$1,043,567
		1,539,678
Trading Companies & Distributors (0.4%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (d)	469,836
Total Corporate Bonds		15,477,418

Taxable Municipal Bonds (2.2%)
Delaware (0.9%)
1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @100	1,014,360
Georgia (1.3%)
1,340,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,411,731
Total Taxable Municipal Bonds		2,426,091

U.S. Treasury Obligations (26.0%)
U.S. Treasury Notes
14,208,000	0.88%, 6/15/19	14,146,394
5,500,000	2.25%, 2/29/20	5,483,672
2,000,000	2.63%, 7/15/21	2,005,313
2,500,000	2.63%, 6/30/23	2,511,133
4,200,000	2.88%, 8/15/28	4,256,930
Total U.S. Treasury Obligations		28,403,442

Investment in Affiliates (7.7%)
8,396,966	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(f)	8,396,966
Total Investment in Affiliates		8,396,966

Total Investments (Cost $109,762,460)(g) - 98.2%		107,525,221
Other assets in excess of liabilities — 1.8%		1,922,412
Net Assets - 100.0%		$109,447,633

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2019 (Unaudited)	Concluded

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2019, illiquid securities were 1.6% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2019, illiquid securities were 2.3% of the Fund’s net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(g)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (4.5%)
$327,003	AccessLex Institute, Series 2007-1, Class C, 3.17% (US0003M + 40 bps), 10/25/35*(a)	$306,272
56,631	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.21% (US0001M + 72 bps), 10/25/34*	56,553
5,109	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	5,190
104,881	Raspro Trust, Series 2005-1A, Class 10A1, 3.19% (US0003M + 40 bps), 3/23/24(c)	104,832
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.29% (US0001M + 180 bps), 9/25/43*	555,672
202,950	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	204,186
Total Asset Backed Securities		1,232,705

Mortgage Backed Securities† (28.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
243,931	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	246,616
Alt-A - Fixed Rate Mortgage Backed Securities (2.8%)
4,110	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	4,025
73,184	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	69,176
5,081	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	4,958
16,257	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	16,488
87,313	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	60,863
70,395	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.05%, 6/25/36*(b)	66,185
14,558	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	15,005
5,423	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	4,967
21,372	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	22,424
1,209	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	1,222
50,994	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	53,179
23,438	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	23,952
8,616	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	9,026
23,252	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	24,506
35,214	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	36,197

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$11,851	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	$11,964
4,512	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	4,634
35,174	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	25,491
95,945	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	35,063
47,780	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 4.02%, 10/25/40*(b)(c)	46,296
481	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	484
11,240	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	11,113
9,499	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	8,959
16,382	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	14,880
32,396	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	23,285
50,032	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	39,714
68,507	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	59,152
69,269	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	65,403
		758,611
Prime Adjustable Rate Mortgage Backed Securities (1.8%)
11,448	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.63%, 11/20/34*(b)	11,133
11,707	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.43%, 11/25/34*(b)	11,673
4,148	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.66%, 10/25/33*(b)	4,288
12,046	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.50%, 2/25/34*(b)	11,511
12,737	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.12%, 8/25/34*(b)	12,598
19,758	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.24%, 4/25/37*(b)	17,406
7,089	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.10% (US0003M + 101 bps), 4/25/36*	6,811
34,681	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.23%, 10/25/36*(b)	30,930

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$339,248	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.36%, 9/25/35*(b)	$316,560
49,466	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.54%, 2/25/35*(b)	50,725
2,584	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.63%, 8/20/35*(b)	354
1,665	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.38%, 5/25/34*(b)	1,706
		475,695
Prime Fixed Mortgage Backed Securities (1.9%)
9,778	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(b)	9,351
17,878	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	13,873
10,949	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	11,171
9,387	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	10,297
7,273	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	7,429
3,006	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	3,024
3,463	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	3,398
11,188	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	9,543
1,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	1,210
25,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	26,522
10,011	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	10,244
300,702	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	297,366
181	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	180
904	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	928
30,321	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	31,821
2,809	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,953
67,048	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	63,351
14,120	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	14,742

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$172	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	$186
1,848	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	1,842
908	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	979
		520,410
Subprime Mortgage Backed Securities (1.4%)
126,246	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	123,935
266,848	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	263,069
		387,004
U.S. Government Agency Mortgage Backed Securities (19.8%)
61,648	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	57,148
170,022	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	167,676
370,039	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	357,582
340,510	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	332,358
93,512	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	90,090
115,428	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	112,728
159,182	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	155,492
157,529	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	154,140
38,014	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	37,980
289,571	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	282,165
451,502	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	437,875
385	Fannie Mae, Series 1992-45, Class F, 2.58% (T7Y), 4/25/22	384
169,185	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	169,864
34,674	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	34,688
356,036	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	350,434
364,719	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	364,311
246,834	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	254,424
2,221	Fannie Mae, 4.41% (US0012M + 162 bps), 9/1/33, Pool #739372	2,286
1,187	Fannie Mae, 4.75% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,194
2,042	Fannie Mae, 4.86% (US0012M + 186 bps), 1/1/37, Pool #906675	2,173

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$179	Fannie Mae, 6.00%, 4/1/35, Pool #735503	$199
41	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	41
950	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	965
1,485	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,642
13,728	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	15,537
616	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	703
1,640	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	1,721
617	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	645
97	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	100
559	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	581
115	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	120
96	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	99
59	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	60
75,740	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	74,306
176,105	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	169,638
190,079	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	187,279
207,851	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	202,122
134,050	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	127,153
86	Freddie Mac, Series 1222, Class P, 2.28% (T10Y-40 bps), 3/15/22*	85
274,249	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	267,644
141,126	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	139,520
203,524	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	204,311
173,496	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	171,614
228,532	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	227,662
18,504	Freddie Mac, 5.32% (H15T1Y + 228 bps), 8/1/34, Pool #755230	18,540
1,712	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	1,750
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,027
963	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	986

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,022	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	$2,106
1,702	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,811
390	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	400
1,958	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,143
364	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	378
2,661	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,798
3,938	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	4,164
45	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	46
69,566	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	68,666
82,304	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	74,213
44,964	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	44,514
6,099	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	6,109
100	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	110
1,140	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,143
702	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	745
71	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	76
177	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	189
1,832	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,953
4,550	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	4,890
		5,398,496
Total Mortgage Backed Securities		7,786,832

Corporate Bonds (19.2%)
Banks (2.4%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	386,508
290,000	Wells Fargo & Co., 3.00%, 10/23/26	276,758
		663,266
Beverages (1.7%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21 (c)	301,326
190,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	174,902
		476,228

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Biotechnology (1.3%)
$350,000	Amgen, Inc., 2.20%, 5/11/20	$346,777
Capital Markets (3.8%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	279,174
925,872	Preferred Term Securities XX, Class B2, 3.24% (US0003M + 45 bps), 3/22/38, Callable 4/8/19 @ 100 *(c)	754,585
		1,033,759
Diversified Financial Services (1.3%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	344,364
Diversified Telecommunication (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/8/19 @ 100 *	38,488
Diversified Telecommunication Services (1.3%)
360,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	362,523
Equity Real Estate Investment Trusts (1.0%)
267,248	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (c)	270,873
Food Products (1.3%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	342,564
Hotels, Restaurants & Leisure (1.5%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	415,593
Industrial Conglomerates (1.3%)
375,000	General Electric Co., 3.10%, 1/9/23	366,925
Multiline Retail (0.9%)
250,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	232,763
Technology Hardware, Storage & Peripherals (1.3%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	345,819
Total Corporate Bonds		5,239,942
Taxable Municipal Bonds (9.8%)
Illinois (1.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	497,310
Kansas (1.7%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	460,060
Missouri (0.6%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	168,548
Rhode Island (1.5%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	396,920

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
South Carolina (1.2%)
$350,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	$334,348
Texas (1.2%)
310,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	314,067
Wisconsin (1.8%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	480,307
Total Taxable Municipal Bonds		2,651,560

U.S. Government Agency Securities (9.1%)
Fannie Mae
750,000	2.00%, 7/28/21, Callable 4/28/19 @ 100 *(b)(d)	742,758
Freddie Mac
1,750,000	2.00%, 11/23/21, Callable 5/23/19 @ 100 *(b)(d)	1,732,066
Total U.S. Government Agency Securities		2,474,824

U.S. Treasury Obligations (24.3%)
U.S. Treasury Inflation Indexed Notes
1,063,000	0.38%, 7/15/25	1,108,850
U.S. Treasury Notes
2,036,000	0.88%, 6/15/19	2,027,172
1,720,000	2.25%, 2/29/20	1,714,894
1,814,000	2.25%, 2/15/27	1,761,422
		5,503,488
Total U.S. Treasury Obligations		6,612,338

Investment in Affiliates (4.1%)
1,123,966	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(e)	1,123,966
Total Investment in Affiliates		1,123,966

Total Investments (Cost $27,461,650)(f) - 99.6%		27,122,167
Other assets in excess of liabilities — 0.4%		112,602
Net Assets - 100.0%		$27,234,769

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2019 (Unaudited)	Concluded

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2019, illiquid securities were 1.1% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2019.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.4%)
$1,031,316	AccessLex Institute, Series 2007-1, Class C, 3.17% (US0003M + 40 bps), 10/25/35*(a)	$965,936
1,000,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(b)	997,401
9,707	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(c)	9,861
28,291	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(c)	28,210
572	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(c)	574
950,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*	961,036
58,926	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	57,654
504,900	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(b)	507,976
Total Asset Backed Securities		3,528,648

Mortgage Backed Securities† (27.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
76,479	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.96%, 11/25/36*(c)	63,005
22,884	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(c)	21,638
		84,643
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
16,153	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	15,959
20,849	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	21,234
43,910	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	41,506
27,845	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	16,473
82,588	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	76,769
105,970	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	100,705
12,215	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	12,685
31,902	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	23,909
226,854	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	159,741

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$234,706	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	$160,642
19,693	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	20,161
4,208	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	4,232
35,618	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	35,953
10,676	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	10,678
58,214	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	60,786
63,743	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	66,474
23,438	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	23,952
30,030	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	30,988
5,144	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	5,255
14,022	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	14,709
23,402	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	21,257
253,112	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	211,835
138,633	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	97,457
		1,233,360
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
9,704	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.10%, 6/25/36*(c)	8,554
305,829	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.63%, 8/25/35*(c)	307,638
27,657	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 4.11%, 4/25/29*(c)	27,297
7,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.91%, 6/25/36*(c)	6,245
1,292	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.63%, 8/20/35*(c)	177
		349,911
Prime Fixed Mortgage Backed Securities (6.9%)
3,077	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,095
179,568	Chaseflex Trust, Series 2006-2, Class A5, 4.68%, 9/25/36*(c)	162,526
29,776	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	30,380
52,567	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	52,707

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$8,658	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	$8,914
9,711	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	10,019
99,821	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	72,476
5,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	5,154
119,013	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	66,949
1,554	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	1,482
129	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	131
909,445	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(c)	916,160
2,819	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(c)	2,863
977,443	GS Mortgage-Backed Securities Trust, Series 2018-RP1, Class A1A, 3.75%, 10/25/57*(b)	981,956
504,540	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(c)	501,525
33,698	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.37%, 4/25/36*(c)	30,634
31,563	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	31,033
366	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(c)	366
38,039	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	39,921
9,763	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	9,865
1,036,348	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b) (c)	1,042,115
166,507	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	165,669
581,691	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(b)(c)	587,807
1,000,497	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	1,011,509
38,789	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	12,291
302,895	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	293,928
10,020	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	10,568

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$81,531	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	$87,950
3,497	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	3,465
970,306	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(b) (c)	959,358
		7,102,816
Subprime Mortgage Backed Securities (1.7%)
742,182	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	721,918
336,657	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	330,492
756,070	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	745,364
		1,797,774
U.S. Government Agency Mortgage Backed Securities (17.0%)
279,243	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	270,235
283,371	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	279,459
431,762	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	410,469
874,773	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	845,321
912,432	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	878,676
504,967	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	486,484
379,619	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	359,438
442,405	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	429,746
230,857	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	225,457
198,978	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	194,366
263,240	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	257,576
442,219	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	432,891
76,029	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	75,960
217,178	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	211,624
757,275	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(c)	755,951
182,903	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	183,637
34,674	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	34,688
887,527	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	879,138

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$229,436	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	$223,839
731,989	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	731,167
839,235	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	865,042
62,749	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	64,898
17	Fannie Mae, 4.50%, 5/1/19, Pool #761398	18
20,190	Fannie Mae, 4.91% (H15T1Y + 231 bps), 12/1/27, Pool #422279	20,709
469	Fannie Mae, 5.00%, 8/1/33, Pool #730856	500
203	Fannie Mae, 5.00%, 7/1/35, Pool #832198	216
293	Fannie Mae, 5.50%, 2/1/33, Pool #683351	316
174	Fannie Mae, 5.50%, 9/1/34, Pool #725773	189
3,211	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	3,476
1,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	1,101
1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	1,066
8,076	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	8,506
2,885	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	3,030
49,381	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.42%, 8/25/42*(c)	50,277
21,269	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(c)	21,645
166,628	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	163,474
380,158	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	374,559
197,703	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	196,000
89,779	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	84,940
1,085,312	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	1,017,931
1,037,061	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	991,558
223,417	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	211,922
971,283	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	955,648
271,144	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	267,651
1,047,631	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,022,400
602,050	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	595,202
305,287	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	306,467
328,813	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	329,675

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$576,670	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	$574,474
234,345	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	238,769
81,062	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	82,547
5,984	Freddie Mac, 4.00% (H15T1Y + 213 bps), 4/1/24, Pool #409624	6,013
1,869	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	1,938
230	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	248
2,418	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	2,616
1,369	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,550
15,662	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	16,972
561	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	571
2,810	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,954
178,325	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	160,794
652,970	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	658,740
231,777	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(c)	231,437
42,554	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	43,798
3,294	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	3,409
10,984	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	11,850
4,772	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	5,014
1,186	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	1,198
		17,769,430
Total Mortgage Backed Securities		28,337,934

Corporate Bonds (16.2%)
Banks (3.7%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,325,167
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100 *, MTN	1,295,850
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,240,637
		3,861,654

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Beverages (1.2%)
$745,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *(b)	$758,626
585,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	538,514
		1,297,140
Capital Markets (1.4%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,251,470
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100 *	193,614
		1,445,084
Diversified Financial Services (1.5%)
600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	590,338
850,000	Korea Development Bank, 2.75%, 3/19/23	833,569
		1,423,907
Diversified Telecommunication (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/8/19 @ 100 *	104,639
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/8/19 @ 100 *	116,450
		221,089
Diversified Telecommunication Services (1.2%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	1,258,762
Equity Real Estate Investment Trusts (0.4%)
400,872	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	406,310
Food Products (2.1%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	1,003,224
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	1,153,467
		2,156,691
Health Care Providers & Services (1.0%)
1,125,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	1,077,105
Hotels, Restaurants & Leisure (0.3%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	364,031
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,095,884
Multiline Retail (0.9%)
1,010,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	940,362
Technology Hardware, Storage & Peripherals (1.2%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,284,472
Total Corporate Bonds		16,832,491

Taxable Municipal Bonds (12.2%)
Georgia (2.3%)
2,235,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,354,639

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Kansas (1.5%)
$1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	$1,578,841
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	240,053
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,210,545
Oklahoma (2.1%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	523,500
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,660,362
		2,183,862
Pennsylvania (1.1%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @100, AGM	1,175,035
Texas (2.6%)
1,695,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	1,799,327
945,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	957,398
		2,756,725
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, GO, 5.70%, 10/1/40, Continuously Callable @100	1,210,356
Total Taxable Municipal Bonds		12,710,056

U.S. Government Agency Securities (9.3%)
Fannie Mae
1,650,000	2.00%, 7/28/21, Callable 4/28/19 @ 100 *(c)(d)	1,634,068
2,000,000	2.00%, 4/28/26, Callable 4/28/19 @ 100 *(c)	1,997,226
		3,631,294
Freddie Mac
1,650,000	2.00%, 5/25/21, Callable 5/25/19 @ 100 *(c)(d)	1,646,794
1,670,000	2.00%, 8/25/21, Callable 5/25/19 @ 100 *(c)	1,649,467

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 28, 2019 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
Freddie Mac, continued:
$1,750,000	Series 0005, 2.00%, 9/30/21, Callable 3/30/19 @ 100 *(c)	$1,741,889
1,000,000	2.50%, 6/9/21, Callable 6/9/19 @ 100 *(c) (d)	997,378
		6,035,528
Total U.S. Government Agency Securities		9,666,822

U.S. Treasury Obligations (27.1%)
U.S. Treasury Bonds
11,112,000	2.25%, 8/15/46	9,378,355
U.S. Treasury Inflation Indexed Notes
3,675,000	0.38%, 7/15/25	3,833,512
U.S. Treasury Notes
3,738,000	0.88%, 6/15/19	3,721,792
3,701,000	1.38%, 9/30/23	3,518,552
3,675,000	2.25%, 2/29/20	3,664,090
4,188,000	2.25%, 2/15/27	4,066,614
		14,971,048
Total U.S. Treasury Obligations		28,182,915

Shares or Principal Amount	Security Description	Value
Investment in Affiliates (4.3%)
$4,465,090	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(e)	$4,465,090
Total Investment in Affiliates		4,465,090

Total Investments (Cost $105,676,113)(f) - 99.7%		103,723,956
Other assets in excess of liabilities — 0.3%		305,900
Net Assets - 100.0%		$104,029,856

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2019, illiquid securities were 0.9% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2019.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund

February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (10.0%)
$44,505	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$44,779
65,520	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57*(a)(b)	64,452
48,714	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32*	48,982
76,852	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35*(a)	76,393
21,898	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	22,123
7,791	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A4, 3.71%, 6/25/35*(a)	7,763
13,526	Equity One Mortgage Pass, Series 2003-4, Class AF5, 6.20%, 10/25/34*(a)	13,490
3,596	GMAC Mortgage Home Loan Trust, Series 2003-HE2, Class A4, 5.12%, 4/25/33*(a)	3,587
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.30%, 11/25/34*(a)	50,826
48,292	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.69%, 12/25/34*(a)	49,310
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	50,510
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34*(a)	145,922
		578,137
Mortgage Backed Securities† (52.8%)
Alt-A- Fixed Rate Mortgage Backed Securities (17.5%)
35,302	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	35,901
30,332	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34*	31,205
35,569	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34*	36,539
157,892	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	160,898
49,210	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	50,246
28,242	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	29,174
25,129	MASTR Alternative Loan Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34*	26,859
182,985	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34*	185,684

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$182,499	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33*	$190,425
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
76,305	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34*	79,245
97,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	98,561
52,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33*	52,870
31,550	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.23%, 2/25/34*(a)	32,123
		1,009,730
Prime Adjustable Rate Mortgage Backed Securities (5.0%)
21,431	BCAP LLC Trust, Series 2012-RR1, Class 2A3, 4.08%, 3/26/35(a)(b)	21,379
14,933	Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2, 4.32%, 5/25/34(a) (b)	15,333
99,610	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 4.41%, 8/25/34*(a)	98,871
55,368	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 4.39%, 7/25/34*(a)	55,048
98,253	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.47%, 9/25/34*(a)	97,107
		287,738
Prime Fixed Mortgage Backed Securities (26.0%)
30,597	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	31,819
13,858	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	13,862
16,377	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	16,602
73,000	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35*	74,335
62,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	63,265
63,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	63,924
65,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35*	65,139
69,702	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	71,081
67,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	68,244
70,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	72,158

See notes to financial statements

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2019 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$61,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	$63,611
164,997	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43*(a)(b)	153,418
113,440	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47*(a)(b)	113,273
44,459	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	45,351
187,477	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34*	185,985
110,927	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47*(a)(b)	107,524
68,195	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47*(a)(b)	67,816
137,371	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43*(a)	127,499
51,479	Sequoia Mortgage Trust, Series 2017-1, Class A4, 3.50%, 2/25/47*(a)(b)	51,236
46,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	46,592
		1,502,734
U.S. Government Agency Mortgage Backed Securities (4.3%)
142,219	Fannie Mae, Series 2003-W14, Class 2A, 4.59%, 1/25/43*(a)	148,453
100,251	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	99,751
		248,204
Total Mortgage Backed Securities		3,048,406

Corporate Bonds (5.5%)
Diversified Telecommunication Services (1.4%)
82,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	82,575

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Food Products (0.5%)
$33,000	Campbell Soup Co., 4.15%, 3/15/28, Callable 12/15/27 @ 100 *	$31,598
Multiline Retail (1.7%)
100,000	Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100 *	99,540
Tobacco (1.9%)
86,000	Philip Morris International, Inc., 6.38%, 5/16/38	101,043
Total Corporate Bonds		314,756

U.S. Treasury Obligations (27.1%)
U.S. Treasury Bonds
840,000	2.25%, 8/15/46	708,947
U.S. Treasury Notes
350,000	1.38%, 9/30/23	332,746
540,000	2.25%, 2/15/27	524,348
		857,094
Total U.S. Treasury Obligations		1,566,041

Investment in Affiliates (3.7%)
214,061	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(c)	214,061
Total Investment in Affiliates		214,061

Total Investments (Cost $5,720,235)(d) - 99.1%		5,721,401
Other assets in excess of liabilities — 0.9%		49,578
Net Assets - 100.0%		$5,770,979

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to financial statements

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund

February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (99.6%)
Alaska (3.8%)
$400,000	Valdez Alaska Marine Terminal Revenue, Series C, 1.72%, 12/1/29, Continuously Callable @100, Insured by: GTY(a)	$400,000
Colorado (4.3%)
450,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.71%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	450,000
Florida (7.2%)
300,000	Florida State Municipal Power Agency Revenue, Series C, 1.74%, 10/1/35, Continuously Callable @100, Enhanced by: LOC(a)	300,000
450,000	Palm Beach County Revenue, 1.77%, 7/1/32, Callable 4/1/19 @ 100, Northern Trust Co*(a)	450,000
		750,000
Illinois (8.1%)
105,000	Adams County School District No 172, GO, 4.00%, 2/1/20, BAM	106,670
200,000	Channahon Illinois, Morris Hospital Revenue, 1.76%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	200,000
235,000	Cook County School District No 130 Blue Island, GO, 5.00%, 12/1/19, AGC	240,649
300,000	Cook County School District No 148
	Dolton, GO, 5.00%, 12/1/19	306,069
		853,388
Indiana (4.8%)
500,000	Vanderburgh County Redevelopment District Revenue, 3.25%, 7/1/19	501,385
Louisiana (3.7%)
385,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.80%, 7/1/47, Continuously Callable @100, BNY(a)	385,000
Missouri (4.0%)
420,000	Health and Educational Facilities Authority of the State of Missouri Revenue, 1.76%, 2/1/31, Continuously Callable @100, BAM(a)	420,000
Nevada (2.9%)
300,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.74%, 12/1/39, Continuously Callable @100, BAM(a)	300,000
North Carolina (3.8%)
400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 1.71%, 10/1/38, Continuously Callable @100(a)	400,000
Ohio (27.8%)
500,000	City of Akron OH Income Tax Revenue, 3.50%, 12/10/19	506,155
500,000	City of Lorain OH, GO, 3.50%, 7/17/19	502,775

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Ohio, continued:
$400,000	City of Moraine, Ohio, GO, 3.00%, 6/26/19	$400,936
475,000	City of Seven Hills, Ohio, GO, 2.88%, 4/10/19	475,434
500,000	City of Whitehall OH Revenue, 3.50%, 12/11/19	504,470
200,000	County of Belmont OH, GO, 3.00%, 1/29/20	201,686
300,000	County of Perry, Ohio, GO, 3.63%, 8/21/19	302,730
		2,894,186
Oklahoma (1.3%)
130,000	Caddo County Governmental Building Authority Revenue, 5.00%, 9/1/19	131,520
Oregon (4.4%)
450,000	Salem Hospital Facility Authority Revenue, Series B, 1.71%, 8/15/34, Continuously Callable @100, U.S. Bank NA(a)	450,000
Texas (12.6%)
400,000	City of Eagle Pass TX, GO, 5.00%, 3/1/19, AGM	400,033
400,000	Fort Bend Country Municipal Utility District
	No 137, GO, 3.00%, 9/1/19, BAM	402,456
500,000	State of Texas Revenue, 4.00%, 8/29/19	505,545
		1,308,034
Utah (2.9%)
300,000	Emery County Utah Pollution Control Revenue, 1.75%, 11/1/24, Continuously Callable @100, CIBC(a)	300,000
Wisconsin (5.1%)
50,000	City of Algoma, Kewaunee Country, Wisconsin, GO, Series A, 4.00%, 4/1/19	50,088
480,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.80%, 3/1/36, Callable 4/1/19 @ 100, JPM*(a)	480,000
		530,088
Wyoming (2.9%)
300,000	County of Lincoln Wyoming Revenue, 1.72%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	300,000
Total Municipal Bonds		10,373,601

Investment in Affiliates (0.4%)
41,198	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(b)	41,198
Total Investment in Affiliates		41,198

Total Investments (Cost $10,409,936)(c) - 100.0%		10,414,799
Liabilities in excess of other assets — 0.0%		(1,465)
Net Assets -100.0%		$10,413,334

See notes to financial statements

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2019 (Unaudited)	Concluded

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 28, 2019.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (47.8%)
Aerospace & Defense (1.3%)
196	BWX Technologies, Inc.	$10,261
519	General Dynamics Corp.	88,344
555	Harris Corp.	91,535
98	L3 Technologies, Inc.	20,752
309	Lockheed Martin Corp.	95,607
230	Northrop Grumman Corp.	66,691
398	Raytheon Co.	74,227
571	Spirit AeroSystems Holdings, Inc., Class A	56,415
135	The Boeing Co.	59,395
28	TransDigm Group, Inc.(a)	12,155
503	United Technologies Corp.	63,212
		638,594
Air Freight & Logistics (0.2%)
569	Expeditors International of Washington, Inc.	42,647
133	FedEx Corp.	24,073
401	United Parcel Service, Inc., Class B	44,190
		110,910
Airlines (0.2%)
193	Alaska Air Group, Inc.	11,908
1,249	Delta Air Lines, Inc.	61,925
761	JetBlue Airways Corp.(a)	12,709
184	Southwest Airlines Co.	10,311
201	United Continental Holdings, Inc.(a)	17,650
		114,503
Auto Components (0.1%)
149	Aptiv PLC	12,383
830	Gentex Corp.	16,882
217	Lear Corp.	32,999
		62,264
Automobiles (0.0%)
1,275	Ford Motor Co.	11,182
Banks (2.5%)
5,072	Bank of America Corp.	147,494
231	BankUnited, Inc.	8,429
1,344	BB&T Corp.	68,504
255	Citigroup, Inc.	16,315
570	Comerica, Inc.	49,653
775	Commerce Bancshares, Inc.	48,771
438	Cullen/Frost Bankers, Inc.	45,412
662	East West Bancorp, Inc.	36,152
659	First Horizon National Corp.	10,300
93	First Republic Bank/CA	9,763
815	HSBC Holdings PLC ADR	33,276
2,101	JPMorgan Chase & Co.	219,260
85	M&T Bank Corp.	14,710
2,368	Old National Bancorp, Inc.	42,103
167	PacWest Bancorp	6,850
1,554	People’s United Financial, Inc.	27,599
162	SVB Financial Group(a)	40,040
697	The PNC Financial Services Group, Inc.	87,836
2,673	U.S. Bancorp	138,167
1,893	Umpqua Holdings Corp.	34,415
643	Wells Fargo & Co.	32,079
536	Western Alliance Bancorp(a)	24,801
		1,141,929

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Beverages (0.8%)
161	Brown-Forman Corp., Class B	$7,968
93	Constellation Brands, Inc., Class A	15,732
419	Keurig Dr Pepper, Inc.	10,538
232	Monster Beverage Corp.(a)	14,809
1,724	PepsiCo, Inc.	199,363
3,022	The Coca-Cola Co.	137,017
		385,427
Biotechnology (1.0%)
576	Amgen, Inc.	109,486
208	Biogen, Inc.(a)	68,226
403	BioMarin Pharmaceutical, Inc.(a)	37,584
1,496	Exelixis, Inc.(a)	33,495
749	Gilead Sciences, Inc.	48,700
45	Regeneron Pharmaceuticals, Inc.(a)	19,383
561	United Therapeutics Corp.(a)	70,849
328	Vertex Pharmaceuticals, Inc.(a)	61,910
		449,633
Building Products (0.2%)
516	Allegion PLC	46,419
117	Armstrong World Industries, Inc.	8,562
175	Lennox International, Inc.	42,919
		97,900
Capital Markets (1.2%)
302	Ameriprise Financial, Inc.	39,752
70	BlackRock, Inc.	31,025
112	CBOE Holdings, Inc.	10,742
550	CME Group, Inc.	100,051
320	E*Trade Financial Corp.	15,677
286	Eaton Vance Corp.	11,969
52	Evercore, Inc.	4,789
121	FactSet Research Systems, Inc.	28,456
334	Intercontinental Exchange, Inc.	25,768
473	LPL Financial Holdings, Inc.	35,669
62	Moody’s Corp.	10,733
191	Morgan Stanley	8,018
420	MSCI, Inc., Class A	77,582
620	Nasdaq, Inc.	56,773
298	S&P Global, Inc.	59,710
617	SEI Investments Co.	32,547
137	T. Rowe Price Group, Inc.	13,759
65	The Goldman Sachs Group, Inc.	12,786
461	Virtu Financial, Inc., Class A	11,590
		587,396
Chemicals (0.6%)
168	Air Products & Chemicals, Inc.	30,438
735	Axalta Coating Systems, Ltd.(a)	19,647
78	Celanese Corp., Class A	7,979
700	CF Industries Holdings, Inc.	29,540
162	Chemours Co.	6,161
207	DowDuPont, Inc.	11,019
83	Eastman Chemical Co.	6,863
402	Ecolab, Inc.	67,901
67	International Flavors & Fragrances, Inc.	8,543
477	LyondellBasell Industries NV, Class A	40,792
140	RPM International, Inc.	8,102
49	The Sherwin-Williams Co.	21,227

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Chemicals, continued
483	Westlake Chemical Corp.	$33,747
		291,959
Commercial Services & Supplies (0.6%)
582	Cintas Corp.	120,242
4,765	Covanta Holding Corp.	80,910
129	Republic SVCS, Inc.	10,117
681	Waste Management, Inc.	68,951
		280,220
Communications Equipment (0.9%)
704	Arista Networks, Inc.(a)	200,815
3,539	Cisco Systems, Inc.	183,214
114	Motorola Solutions, Inc.	16,316
180	Palo Alto Networks, Inc.(a)	44,329
		444,674
Construction & Engineering (0.1%)
607	AECOM Technology Corp.(a)	18,793
1,234	Fluor Corp	46,398
		65,191
Consumer Finance (0.1%)
137	American Express Co.	14,760
62	Credit Acceptance Corp.(a)	27,271
651	Santander Consumer USA Holdings, Inc.	13,372
		55,403
Containers & Packaging (0.4%)
261	AptarGroup, Inc.	26,552
138	Bemis Co., Inc.	7,300
1,329	Berry Plastics Group, Inc.(a)	69,733
807	Packaging Corp. of America	77,140
119	Sonoco Products Co.	6,889
		187,614
Distributors (0.0%)
106	Pool Corp.	16,911
Diversified Consumer Services (0.1%)
144	Bright Horizons Family Solutions, Inc.(a)	17,856
942	ServiceMaster Global Holdings, Inc.(a)	42,541
		60,397
Diversified Financial Services (0.2%)
507	Berkshire Hathaway, Inc., Class B(a)	102,059
349	Jefferies Financial Group, Inc.	7,074
37	Voya Financial, Inc.	1,871
		111,004
Diversified Telecommunication Services (0.7%)
5,959	AT&T, Inc.	185,444
2,868	Verizon Communications, Inc.	163,247
		348,691
Electric Utilities (1.0%)
313	Alliant Energy Corp.	14,357
413	Duke Energy Corp.	37,030
187	Eversource Energy	13,054
782	Exelon Corp.	37,997
588	NextEra Energy, Inc.	110,380
1,698	OGE Energy Corp.	72,199
688	Pinnacle West Capital Corp.	64,493
2,653	PPL Corp.	85,347
979	Xcel Energy, Inc.	53,708
		488,565

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Electrical Equipment (0.4%)
133	AMETEK, Inc.	$10,584
248	Eaton Corp. PLC	19,783
1,779	Emerson Electric Co.	121,239
1,483	nVent Electric PLC	40,754
166	Regal-Beloit Corp.	13,904
52	Rockwell Automation, Inc.	9,285
		215,549
Electronic Equipment, Instruments & Components (0.8%)
601	Amphenol Corp., Class A	56,476
1,217	CDW Corp.	114,264
2,771	Corning, Inc.	96,459
698	Keysight Technologies, Inc.(a)	58,918
1,038	Trimble Inc.(a)	41,530
		367,647
Energy Equipment & Services (0.1%)
514	Apergy Corp.(a)	21,577
145	Helmerich & Payne, Inc.	7,859
1,606	RPC, Inc.	17,265
		46,701
Entertainment (1.0%)
317	Netflix, Inc.(a)	113,518
842	Take-Two Interactive Software(a)	73,473
18	The Madison Square Garden Co., Class A(a)	5,187
2,031	The Walt Disney Co.	229,177
872	Twenty-First Century Fox, Inc., Class A	43,975
		465,330
Equity Real Estate Investment Trusts (2.4%)
1,340	American Homes 4 Rent, Class A	29,266
178	American Tower Corp.	31,355
751	Apartment Investment & Management Co.	36,746
698	Apple Hospitality REIT, Inc.	11,503
81	AvalonBay Communities, Inc.	15,765
91	Boston Properties, Inc.	12,075
1,027	Brixmor Property Group, Inc.	17,931
1,127	Chesapeake Lodging Trust	33,945
910	Crown Castle International Corp.	108,064
2,234	CubeSmart	68,450
645	Digital Reality Trust, Inc.	72,962
478	Douglas Emmett, Inc.	18,451
2,044	Duke Realty Corp.	60,441
46	Equinix, Inc.	19,481
311	Equity LifeStyle Properties, Inc.	33,787
789	Equity Residential	58,141
38	Essex Property Trust, Inc.	10,634
717	Extra Space Storage, Inc.	68,789
4,353	Host Hotels & Resorts, Inc.	85,362
563	Lamar Advertising Co.	43,672
64	Mid-America Apartment Communities, Inc.	6,629
1,175	Prologis, Inc.	82,321
394	Public Storage	83,327
164	Realty Income Corp.	11,342
128	Regency Centers Corp.	8,352
180	Simon Property Group, Inc.	32,609
149	SL Green Realty Corp.	13,517
499	Vici Properties, Inc.	10,634

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Equity Real Estate Investment Trusts continued:
116	Vornado Realty Trust	$7,808
272	Weingarten Realty Investors	7,836
443	Weyerhaeuser Co.	11,026
		1,112,221
Food & Staples Retailing (0.7%)
338	Costco Wholesale Corp.	73,934
793	Sysco Corp.	53,567
916	US Foods Holding Corp.(a)	32,280
137	Walgreens Boots Alliance, Inc.	9,753
1,762	Wal-Mart Stores, Inc.	174,421
		343,955
Food Products (0.8%)
316	Archer-Daniels-Midland Co.	13,430
176	Campbell Soup Co.	6,340
133	Conagra Brands, Inc.	3,108
1,441	Hormel Foods Corp.	62,482
710	Kellogg Co.	39,945
71	McCormick & Co.	9,655
2,799	Mondelez International, Inc., Class A	132,000
133	The Kraft Heinz Co.	4,414
1,485	Tyson Foods, Inc., Class A	91,565
		362,939
Gas Utilities (0.2%)
125	Atmos Energy Corp.	12,356
1,253	UGI Corp.	68,790
		81,146
Health Care Equipment & Supplies (1.9%)
1,103	Abbott Laboratories	85,615
114	ABIOMED, Inc.(a)	38,133
24	Align Technology, Inc.(a)	6,215
1,702	Baxter International, Inc.	127,190
138	Becton, Dickinson & Co.	34,333
634	Danaher Corp.	80,531
493	Edwards Lifesciences Corp.(a)	83,460
675	Hill-Rom Holdings, Inc.	71,584
2,903	Hologic, Inc.(a)	136,877
47	IDEXX Laboratories, Inc.(a)	9,918
63	Intuitive Surgical, Inc.(a)	34,499
786	Medtronic PLC	71,133
80	ResMed, Inc.	8,194
196	Stryker Corp.	36,948
196	Teleflex, Inc.	56,809
		881,439
Health Care Providers & Services (1.3%)
532	Anthem, Inc.	159,988
726	Centene Corp.(a)	44,206
72	Cigna Corp.	12,560
56	Coyetrus, Inc.(a)	2,004
155	CVS Health Corp.	8,964
159	HCA Healthcare, Inc.	22,107
142	Henry Schein, Inc.(a)	8,421
155	Humana, Inc.	44,181
197	Quest Diagnostics, Inc.	17,050
894	UnitedHealth Group, Inc.	216,544
234	Well Care Health Plans, Inc.(a)	59,338
		595,363

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Services (0.0%)
37	Chemed Corp.	$12,192
Health Care Technology (0.2%)
185	Cerner Corp.(a)	10,351
797	Veeva Systems, Inc.(a)	93,974
		104,325
Hotels, Restaurants & Leisure (1.3%)
88	Aramark	2,666
752	Darden Restaurants, Inc.	84,307
482	Dunkin’ Brands Group, Inc.	34,439
1,088	Hilton Worldwide Holdings, Inc.	90,413
145	Hyatt Hotels Corp., Class A	10,552
220	Las Vegas Sands Corp.	13,515
529	McDonald’s Corp.	97,250
645	Norwegian Cruise Line Holdings, Ltd.(a)	35,817
899	Six Flags Entertainment Corp.	50,083
1,227	Starbucks Corp.	86,209
2,345	Wendy’s Co. (The)	40,639
255	Wyndham Worldwide Corp.	11,483
744	Yum! Brands, Inc.	70,308
		627,681
Household Durables (0.2%)
202	D.R. Horton, Inc.	7,856
1,203	Garmin, Ltd.	101,016
662	Newell Brands, Inc.	10,744
		119,616
Household Products (1.1%)
674	Church & Dwight Co., Inc.	44,349
1,154	Colgate-Palmolive Co.	76,014
783	Energizer Holdings, Inc.	35,924
208	Kimberly-Clark Corp.	24,301
756	The Clorox Co.	119,471
2,094	The Procter & Gamble Co.	206,363
		506,422
Independent Power and Renewable Electricity Producers (0.0%)
952	AES Corp.	16,403
Industrial Conglomerates (0.5%)
514	3M Co.	106,598
79	Carlisle Cos., Inc.	9,723
706	Honeywell International, Inc.	108,774
84	Roper Technologies, Inc.	27,187
		252,282
Insurance (1.1%)
451	Aflac, Inc.	22,162
139	AON PLC	23,843
790	Assured Guaranty, Ltd.	32,990
191	Athene Holdings, Ltd.(a)	8,509
259	Brighthouse Financial, Inc.(a)	10,028
243	Cincinnati Financial Corp.	21,097
41	Erie Indemnity Co., Class A	7,307
172	First American Financial	8,736
1,308	FNF Group	45,898
209	Lincoln National Corp.	13,067
405	Marsh & McLennan Cos., Inc.	37,673
221	Principal Financial Group, Inc.	11,633
429	Prudential Financial, Inc.	41,120
770	The Allstate Corp.	72,672

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Insurance, continued:
162	The Hanover Insurance Group, Inc.	$19,231
450	The Hartford Financial Services Group, Inc.	22,212
783	The Progressive Corp.	57,081
101	Torchmark Corp.	8,339
		463,598
Interactive Media & Services (1.3%)
75	Alphabet, Inc., Class A(a)	84,491
83	Alphabet, Inc., Class C(a)	92,953
2,156	Facebook, Inc., Class A(a)	348,087
83	IAC/InterActiveCorp.(a)	17,683
1,167	Match Group, Inc.	64,628
425	Twitter, Inc.(a)	13,082
		620,924
Internet & Direct Marketing Retail (0.9%)
156	Amazon.com, Inc.(a)	255,814
34	Booking Holdings, Inc.(a)	57,699
455	Expedia, Inc.	56,106
262	GrubHub, Inc.(a)	21,374
178	Wayfair, Inc., Class A(a)	29,491
		420,484
IT Services (2.6%)
375	Accenture PLC, Class A	60,518
328	Automatic Data Processing, Inc.	50,194
682	Booz Allen Hamilton Holding Corp.	36,051
296	Broadridge Financial Solutions, Inc.	29,970
334	Cognizant Technology Solutions Corp., Class A	23,707
451	Fidelity National Information Services, Inc.	48,776
1,939	Fiserv, Inc.(a)	164,214
92	Global Payments, Inc.	11,995
69	Jack Henry & Associates, Inc.	9,151
148	Leidos Holdings, Inc.	9,559
683	MasterCard, Inc., Class A	153,518
124	Okta, Inc.(a)	10,525
823	Paychex, Inc.	63,387
683	Paypal Holdings, Inc.(a)	66,982
734	The Western Union Co.	13,117
623	Total System Services, Inc.	58,811
941	VeriSign, Inc.(a)	167,536
1,365	Visa, Inc., Class A	202,183
167	Worldpay, Inc., Class A(a)	15,999
		1,196,193
Leisure Products (0.1%)
419	Hasbro, Inc.	35,573
Life Sciences Tools & Services (0.8%)
933	Agilent Technologies, Inc.	74,117
258	Charles River Laboratories International, Inc.(a)	36,680
113	Illumina, Inc.(a)	35,343
299	Iqvia Holdings, Inc.(a)	41,890
48	Mettler-Toledo International, Inc.(a)	32,684
343	Thermo Fisher Scientific, Inc.	89,032
213	Waters Corp.(a)	51,593
		361,339
Machinery (0.7%)
2,444	Allison Transmission Holdings, Inc.	121,467

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery, continued:
162	Crane Co.	$13,700
1,227	Fortive Corp.	100,086
129	Graco, Inc.	6,058
258	Illinois Tool Works, Inc.	37,173
76	Parker-Hannifin Corp.	13,388
65	Stanley Black & Decker, Inc.	8,608
322	The Timken Co.	13,972
380	The Toro Co.	26,060
		340,512
Media (0.3%)
38	Cable One, Inc.	36,062
881	CBS Corp., Class B	44,234
97	Cinemark Holdings, Inc.	3,650
562	Comcast Corp., Class A	21,733
323	Discovery Communications, Inc., Class A(a)	9,335
177	GCI Liberty, Inc., Class A(a)	9,477
131	Omnicom Group, Inc.	9,917
642	The Interpublic Group of Cos., Inc.	14,785
		149,193
Metals & Mining (0.2%)
314	Newmont Mining Corp.	10,714
283	Reliance Steel & Aluminum Co.	25,258
1,821	Steel Dynamics, Inc.	67,959
		103,931
Mortgage Real Estate Investment Trusts (0.1%)
1,396	AGNC Investment Corp.	24,639
1,176	Annaly Capital Management, Inc.	11,913
		36,552
Multiline Retail (0.2%)
271	Dollar General Corp.	32,103
156	Dollar Tree, Inc.(a)	15,027
1,168	Nordstrom, Inc.	55,223
		102,353
Multi-Utilities (0.6%)
1,216	CenterPoint Energy, Inc.	36,650
185	Consolidated Edison, Inc.	15,253
381	Dominion Resources, Inc.	28,228
107	DTE Energy Co.	13,221
477	MDU Resources Group, Inc.	12,602
928	Public Service Enterprise Group, Inc.	54,576
1,314	WEC Energy Group, Inc.	100,233
		260,763
Oil, Gas & Consumable Fuels (2.6%)
1,123	Cabot Oil & Gas Corp.	27,648
1,380	Chevron Corp.	165,020
230	ConocoPhillips	15,606
1,925	Continental Resources, Inc.(a)	85,874
907	EOG Resources, Inc.	85,258
3,393	Exxon Mobil Corp.	268,149
660	HollyFrontier Corp.	33,792
1,350	Marathon Petroleum Corp.	83,714
452	Murphy Oil Corp.	13,063
2,454	Occidental Petroleum Corp.	162,332
926	ONEOK, Inc.	59,505
1,374	PBF Energy, Inc.	42,690

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
248	Phillips 66	$23,897
173	Pioneer Natural Resources Co.	24,384
705	SM Energy Co.	11,520
1,690	The Williams Cos., Inc.	45,106
827	TOTAL SA ADR	47,065
		1,194,623
Paper & Forest Products (0.0%)
360	Domtar Corp.	18,328
Personal Products (0.0%)
128	The Estee Lauder Cos., Inc., Class A	20,088
Pharmaceuticals (2.1%)
123	Bristol-Myers Squibb Co.	6,354
895	Eli Lilly & Co.	113,030
2,634	Johnson & Johnson	359,910
1,313	Merck & Co., Inc.	106,734
7,147	Pfizer, Inc.	309,822
904	Zoetis, Inc.	85,184
		981,034
Professional Services (0.3%)
20	CoStar Group, Inc.(a)	9,151
69	Equifax, Inc.	7,556
226	IHS Markit, Ltd.(a)	12,016
165	ManpowerGroup, Inc.	13,901
1,681	Robert Half International, Inc.	114,627
92	Verisk Analytics, Inc., Class A(a)	11,632
		168,883
Real Estate Management & Development (0.1%)
486	CBRE Group, Inc., Class A(a)	24,183
1,193	Realogy Holdings Corp.	16,225
		40,408
Road & Rail (0.4%)
312	Old Dominion Freight Line, Inc.	47,040
109	Ryder System, Inc.	6,775
308	Schneider National, Inc., Class B	6,742
874	Union Pacific Corp.	146,571
		207,128
Semiconductors & Semiconductor Equipment (1.8%)
817	Advanced Micro Devices, Inc.(a)	19,224
272	Analog Devices, Inc.	29,093
355	Applied Materials, Inc.	13,611
206	Broadcom, Inc.	56,724
3,249	Intel Corp.	172,068
969	Lam Research Corp.	170,631
657	Maxim Integrated Products, Inc.	35,761
2,751	Micron Technology, Inc.(a)	112,461
427	NVIDIA Corp.	65,869
917	ON Semiconductor Corp.(a)	19,697
597	QUALCOMM, Inc.	31,874
102	Skyworks Solutions, Inc.	8,329
909	Texas Instruments, Inc.	96,154
201	Xilinx, Inc.	25,185
		856,681
Software (2.2%)
547	Adobe Systems, Inc.(a)	143,588
49	ANSYS, Inc.(a)	8,686

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Software, continued:
1,298	Cadence Design Systems, Inc.(a)	$74,311
997	Citrix Systems, Inc.	105,184
1,760	Fortinet, Inc.(a)	152,749
317	Intuit, Inc.	78,340
322	Manhattan Associates, Inc.(a)	17,630
2,434	Microsoft Corp.	272,680
510	Oracle Corp.	26,586
484	Salesforce.com, Inc.(a)	79,207
188	Workday, Inc.(a)	37,211
		996,172
Specialized Finance (0.0%)
31	MarketAxess Holdings, Inc.	7,560
Specialty Retail (0.9%)
77	Burlington Stores, Inc.(a)	13,070
338	Lowe’s Cos., Inc.	35,520
112	O’Reilly Automotive, Inc.(a)	41,660
741	Ross Stores, Inc.	70,269
988	The Home Depot, Inc.	182,919
745	The TJX Cos., Inc.	38,211
76	Ulta Beauty, Inc.(a)	23,749
569	Williams-Sonoma, Inc.	33,093
		438,491
Technology Hardware, Storage & Peripherals (1.9%)
4,525	Apple, Inc.	783,503
4,341	HP, Inc.	85,648
179	NetApp, Inc.	11,671
		880,822
Textiles, Apparel & Luxury Goods (0.4%)
830	NIKE, Inc., Class B	71,155
139	Ralph Lauren Corp.	17,399
1,078	Tapestry, Inc.	37,665
646	VF Corp.	56,435
		182,654
Thrifts & Mortgage Finance (0.1%)
782	New York Community Bancorp, Inc.	9,783
2,620	Oritani Financial Corp.	47,029
		56,812
Tobacco (0.4%)
2,071	Altria Group, Inc.	108,541
1,033	Philip Morris International, Inc.	89,809
		198,350
Trading Companies & Distributors (0.4%)
249	Fastenal Co.	15,672
1,484	H&E Equipment Services, Inc.	42,724
1,838	HD Supply Holdings, Inc.(a)	79,053
633	MSC Industrial Direct Co., Inc., Class A	53,432
27	W.W. Grainger, Inc.	8,229
78	Watsco, Inc.	11,223
		210,333
Water Utilities (0.1%)
265	American Water Works Co., Inc.	26,929
Wireless Telecommunication Services (0.1%)
366	T-Mobile US, Inc.(a)	26,429
Total Common Stocks		22,664,718

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (2.0%)
$201,232	AccessLex Institute, Series 2007-1, Class C, 3.17% (US0003M + 40 bps), 10/25/35*(b)	$188,475
55,662	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.21% (US0001M + 72 bps), 10/25/34*	55,586
160,287	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.73%, 12/25/33*(c)	159,184
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.29% (US0001M + 180 bps), 9/25/43*	204,721
200,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*	202,323
148,500	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(d)	149,405
Total Asset Backed Securities		959,694

Mortgage Backed Securities† (11.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
208,246	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.70%, 4/25/37*(c)	165,810
3,749	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	3,726
		169,536
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
55,056	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	54,289
70,475	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	74,247
72,336	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	68,202
26,333	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	19,957
52,985	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	50,353
12,005	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	10,088
23,107	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	23,870
594	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	572
81,854	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.05%, 6/25/36*(c)	76,959
190,037	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	189,740
6,376	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	6,649
42,287	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	42,966

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$82,404	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	$86,881
43,068	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(c)	43,479
20,326	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(c)	14,730
155,497	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	56,826
832	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	828
11,701	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	10,629
67,497	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	56,489
39,609	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	27,845
44,924	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	42,705
		958,304
Prime Adjustable Rate Mortgage Backed Securities (0.0%)
10,958	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 4.14%, 9/25/34*(c)	9,403
9,608	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.62%, 7/25/37*(c)	8,492
		17,895
Prime Fixed Mortgage Backed Securities (2.0%)
210,847	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(c)	155,679
27,084	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	25,185
18,058	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.93%, 5/25/35*(c)	18,165
105,679	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	117,658
40,469	Countrywide Home Loans, Series 2005-22, Class 2A1, 4.05%, 11/25/35*(c)	35,470
1,288	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	1,296
31,540	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	31,624
35,650	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	25,884
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,493

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$26,393	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	$13,765
291	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,482
19,276	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	18,636
207,270	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(c)(d)	208,422
17,865	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	19,042
181,042	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(c)(d)	183,036
68,988	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	62,916
431	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	429
9,788	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	9,405
		967,587
Subprime Mortgage Backed Securities (0.8%)
133,836	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(c)(d)	130,182
84,164	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(c)(d)	82,623
155,661	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(c)(d)	153,457
		366,262
U.S. Government Agency Mortgage Backed Securities (6.7%)
82,197	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	76,197
85,461	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	84,281
102,864	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	99,098
192,451	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	182,220
115,428	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	112,728
198,978	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	194,366
19,007	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	18,990
173,509	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	169,328
149,249	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	146,341
130,728	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	130,525
46,640	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	46,827
17,337	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	17,344

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$142,827	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	$142,667
217,214	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	223,894
31,374	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	32,449
17,092	Fannie Mae, 4.50%, 4/1/35, Pool #814522	17,918
20,103	Fannie Mae, 5.50%, 10/1/35, Pool #838584	21,320
1,560	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,715
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,239
83,314	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	81,737
68,711	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	66,817
82,275	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	80,293
124,294	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	122,880
107,696	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	105,782
146,283	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	146,849
98,644	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	98,903
172,224	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	172,078
10,299	Freddie Mac, 4.06% (H15T1Y + 172 bps), 6/1/28, Pool #605508	10,322
1,379	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,498
16,598	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	17,444
207,196	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	203,642
28,066	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	27,703
75,445	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	68,028
166,026	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	163,241
878	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	932
39,893	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	42,753
5,032	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	5,327
		3,137,676
Total Mortgage Backed Securities		5,617,260

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Corporate Bonds (7.2%)
Banks (1.4%)
$440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	$441,724
250,000	Wells Fargo & Co., 3.00%, 10/23/26	238,584
		680,308
Beverages (0.6%)
155,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *(d)	157,834
120,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	110,465
		268,299
Capital Markets (0.8%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	240,667
185,174	Preferred Term Securities XX, Class B2, 3.24% (US0003M + 45 bps), 3/22/38, Callable 4/8/19 @ 100 *(d)	150,917
		391,584
Diversified Financial Services (0.7%)
325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	319,766
Diversified Telecommunication Services (0.6%)
270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	271,893

Food Products (0.9%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	171,282
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	250,754
		422,036
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	89,689
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	225,048
Internet & Direct Marketing Re (0.6%)
300,000	eBay, Inc., 3.22% (US0003M + 48 bps), 8/1/19	300,191
Multiline Retail (0.4%)
220,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100 *	204,831
Technology Hardware, Storage & Peripherals (0.5%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	222,312
Total Corporate Bonds		3,395,957

Taxable Municipal Bonds (6.0%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, GO, 6.29%, 1/1/21, Continuously Callable @100	150,330
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	298,386
		448,716
Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Kansas (0.6%)
$250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	$261,398
Michigan (0.9%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	242,326
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	204,504
		446,830
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	102,150
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	328,933
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	223,268
South Carolina (0.4%)
220,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	210,162
Texas (1.5%)
360,000	County of Burnet TX, GO, 4.20%, 3/1/34, Continuously Callable @100	364,622
300,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	318,465
		683,087
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	145,635
Total Taxable Municipal Bonds		2,850,179

U.S. Government Agency Securities (4.0%)
Fannie Mae
250,000	2.00%, 7/28/21, Callable 4/28/19 @ 100 *(c)(e)	247,586
185,000	2.50%, 12/27/32, Callable 3/27/19 @ 100 *(c)	177,503
		425,089
Freddie Mac
250,000	2.00%, 5/25/21, Callable 5/25/19 @ 100 *(c)(e)	249,514
500,000	2.00%, 8/25/21, Callable 5/25/19 @ 100 *(c)	493,852
250,000	2.00%, 11/23/21, Callable 5/23/19 @ 100 *(c)(e)	247,438
250,000	2.50%, 6/9/21, Callable 6/9/19 @ 100 *(c)(e)	249,345
220,000	3.00%, 3/8/28, Callable 3/8/19 @ 100 *(c)	218,945

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 28, 2019 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
Freddie Mac, continued:
$4,382	Series 2302, 6.50%, 4/15/31	$4,804
		1,463,898
Total U.S. Government Agency Securities		1,888,987

U.S. Treasury Obligations (11.6%)
U.S. Treasury Bonds
2,437,000	2.25%, 8/15/46	2,056,790
U.S. Treasury Inflation Indexed Notes
826,000	0.38%, 7/15/25	861,628
U.S. Treasury Notes
950,000	1.38%, 9/30/23	903,168
801,000	2.25%, 2/29/20	798,622
900,000	2.25%, 2/15/27	873,914
		2,575,704
Total U.S. Treasury Obligations		5,494,122

Investment Companies (5.4%)
17,930	iShares MSCI EAFE Index Fund ETF	1,152,361
33,015	iShares MSCI Emerging Markets Index Fund ETF	1,401,157
Total Investment Companies		2,553,518

Shares or Principal Amount	Security Description	Value
Investment in Affiliates (4.5%)
$1,522,343	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(f)	$1,522,343
73,409	Cavanal Hill World Energy Fund, Institutional Class	584,981
Total Investment in Affiliates		2,107,324

Total Investments (Cost $39,188,694)(g) -100.4%		47,531,759
Liabilities in excess of other assets — (0.4)%		(202,789)
Net Assets - 100.0%		$47,328,970

(a)	Non-income producing security.
(b)

The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2019, illiquid securities were 0.4% of the Fund’s net assets.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.

(d)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2019.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.
(g)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†

Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Mid Cap Core Equity Fund
February 28, 2019 (Unaudited)

Shares	Security Description	Value
Common Stocks (93.8%)
Aerospace & Defense (2.7%)
140	Harris Corp.	$23,090
165	Spirit AeroSystems Holdings, Inc., Class A	16,302
		39,392
Airlines (0.6%)
56	Alaska Air Group, Inc.	3,455
59	United Continental Holdings, Inc.(a)	5,181
		8,636
Auto Components (1.0%)
240	Gentex Corp.	4,882
63	Lear Corp.	9,580
		14,462
Banks (3.5%)
59	Comerica, Inc.	5,139
171	Commerce Bancshares, Inc.	10,761
104	Cullen/Frost Bankers, Inc.	10,783
145	East West Bancorp, Inc.	7,918
36	SVB Financial Group(a)	8,898
155	Western Alliance Bancorp(a)	7,172
		50,671
Biotechnology (1.2%)
197	Exelixis, Inc.(a)	4,411
104	United Therapeutics Corp.(a)	13,134
		17,545
Building Products (1.5%)
132	Allegion PLC	11,875
40	Lennox International, Inc.	9,810
		21,685
Capital Markets (4.0%)
94	E*Trade Financial Corp.	4,605
83	Eaton Vance Corp.	3,474
35	FactSet Research Systems, Inc.	8,231
137	LPL Financial Holdings, Inc.	10,331
76	MSCI, Inc., Class A	14,039
92	Nasdaq, Inc.	8,424
131	SEI Investments Co.	6,910
		56,014
Chemicals (0.8%)
213	Axalta Coating Systems, Ltd.(a)	5,694
40	RPM International, Inc.	2,315
59	Westlake Chemical Corp.	4,122
		12,131
Commercial Services & Supplies (1.3%)
92	Cintas Corp.	19,007
Communications Equipment (2.1%)
109	Arista Networks, Inc.(a)	31,092
Consumer Finance (0.3%)
10	Credit Acceptance Corp.(a)	4,399
Containers & Packaging (2.1%)
47	AptarGroup, Inc.	4,781
226	Berry Plastics Group, Inc.(a)	11,858
150	Packaging Corp. of America	14,339
		30,978
Distributors (0.3%)
30	Pool Corp.	4,786
Diversified Consumer Services (1.1%)
42	Bright Horizons Family Solutions, Inc.(a)	5,208
223	ServiceMaster Global Holdings, Inc.(a)	10,071
		15,279

Shares	Security Description	Value
Common Stocks, continued:
Electric Utilities (1.9%)
342	OGE Energy Corp.	$14,542
413	PPL Corp.	13,286
		27,828
Electrical Equipment (0.3%)
47	Regal-Beloit Corp.	3,937
Electronic Equipment, Instruments & Components (1.2%)
186	CDW Corp.	17,464
Energy Equipment & Services (0.4%)
78	Apergy Corp.(a)	3,274
296	RPC, Inc.	3,182
		6,456
Entertainment (1.2%)
184	Take-Two Interactive Software(a)	16,056
6	The Madison Square Garden Co., Class A(a)	1,729
		17,785
Equity Real Estate Investment Trusts (7.9%)
388	American Homes 4 Rent, Class A	8,474
101	Apartment Investment & Management Co.	4,942
203	Apple Hospitality REIT, Inc.	3,345
541	CubeSmart	16,576
138	Douglas Emmett, Inc.	5,327
483	Duke Realty Corp.	14,282
91	Equity LifeStyle Properties, Inc.	9,886
186	Extra Space Storage, Inc.	17,845
981	Host Hotels & Resorts, Inc.	19,238
85	Lamar Advertising Co.	6,593
37	Regency Centers Corp.	2,414
43	SL Green Realty Corp.	3,901
		112,823
Food & Staples Retailing (0.4%)
180	US Foods Holding Corp.(a)	6,343
Food Products (1.8%)
352	Hormel Foods Corp.	15,263
55	Kellogg Co.	3,094
137	Tyson Foods, Inc., Class A	8,447
		26,804
Gas Utilities (1.1%)
298	UGI Corp.	16,360
Health Care Equipment & Supplies (4.2%)
14	ABIOMED, Inc.(a)	4,683
26	Edwards Lifesciences Corp.(a)	4,402
72	Hill-Rom Holdings, Inc.	7,636
623	Hologic, Inc.(a)	29,373
46	Teleflex, Inc.	13,333
		59,427
Health Care Providers & Services (1.6%)
16	Covetrus, Inc.(a)	572
42	Henry Schein, Inc.(a)	2,491
35	Quest Diagnostics, Inc.	3,029
68	Well Care Health Plans, Inc.(a)	17,244
		23,336
Health Care Services (0.2%)
10	Chemed Corp.	3,295
Health Care Technology (1.3%)
165	Veeva Systems, Inc.(a)	19,455
Hotels, Restaurants & Leisure (2.9%)
62	Darden Restaurants, Inc.	6,951

See notes to financial statements

Schedule of Portfolio Investments	Mid Cap Core Equity Fund
February 28, 2019 (Unaudited)	Continued

Shares	Security Description	Value
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
76	Dunkin’ Brands Group, Inc.	$5,430
315	Hilton Worldwide Holdings, Inc.	26,176
76	Six Flags Entertainment Corp.	4,234
		42,791
Household Durables (0.8%)
140	Garmin, Ltd.	11,756
Household Products (1.0%)
164	Church & Dwight Co., Inc.	10,791
27	The Clorox Co.	4,267
		15,058
Independent Power and Renewable Electricity Producers (0.3%)
276	AES Corp.	4,755
Insurance (2.6%)
178	Assured Guaranty, Ltd.	7,433
75	Brighthouse Financial, Inc.(a)	2,904
70	Cincinnati Financial Corp.	6,077
12	Erie Indemnity Co., Class A	2,139
211	FNF Group	7,405
63	Principal Financial Group, Inc.	3,316
47	The Hanover Insurance Group, Inc.	5,579
70	The Hartford Financial Services Group, Inc.	3,455
		38,308
Interactive Media & Services (1.1%)
224	Match Group, Inc.	12,405
124	Twitter, Inc.(a)	3,817
		16,222
Internet & Direct Marketing Retail (1.4%)
46	Expedia, Inc.	5,672
76	GrubHub, Inc.(a)	6,200
52	Wayfair, Inc., Class A(a)	8,616
		20,488
IT Services (6.3%)
33	Fidelity National Information Services, Inc.	3,569
351	Fiserv, Inc.(a)	29,726
138	Paychex, Inc.	10,629
151	Total System Services, Inc.	14,254
177	VeriSign, Inc.(a)	31,512
		89,690
Leisure Products (0.6%)
101	Hasbro, Inc.	8,575
Life Sciences Tools & Services (1.7%)
91	Agilent Technologies, Inc.	7,229
42	Charles River Laboratories International, Inc.(a)	5,971
49	Waters Corp.(a)	11,869
		25,069
Machinery (2.8%)
466	Allison Transmission Holdings, Inc.	23,160
47	Crane Co.	3,975
37	Graco, Inc.	1,738
94	The Timken Co.	4,079
111	The Toro Co.	7,612
		40,564
Media (1.5%)
9	Cable One, Inc.	8,541
256	CBS Corp., Class B	12,854
		21,395

Shares	Security Description	Value
Common Stocks, continued:
Metals & Mining (1.6%)
42	Reliance Steel & Aluminum Co.	$3,749
528	Steel Dynamics, Inc.	19,704
		23,453
Mortgage Real Estate Investment Trusts (0.7%)
404	AGNC Investment Corp.	7,131
341	Annaly Capital Management, Inc.	3,454
		10,585
Multiline Retail (0.6%)
33	Dollar General Corp.	3,909
45	Dollar Tree, Inc.(a)	4,335
		8,244
Multi-Utilities (1.7%)
132	CenterPoint Energy, Inc.	3,978
138	MDU Resources Group, Inc.	3,646
167	Public Service Enterprise Group, Inc.	9,822
104	WEC Energy Group, Inc.	7,933
		25,379
Oil, Gas & Consumable Fuels (3.4%)
325	Cabot Oil & Gas Corp.	8,002
370	Continental Resources, Inc.(a)	16,505
52	HollyFrontier Corp.	2,662
131	Murphy Oil Corp.	3,786
102	ONEOK, Inc.	6,555
399	PBF Energy, Inc.	12,397
		49,907
Paper & Forest Products (0.4%)
105	Domtar Corp.	5,346
Professional Services (2.3%)
488	Robert Half International, Inc.	33,277
Real Estate Management & Development (0.7%)
141	CBRE Group, Inc., Class A(a)	7,016
211	Realogy Holdings Corp.	2,870
		9,886
Road & Rail (0.9%)
91	Old Dominion Freight Line, Inc.	13,720
Semiconductors & Semiconductor Equipment (2.8%)
125	Advanced Micro Devices, Inc.(a)	2,941
17	Analog Devices, Inc.	1,818
163	Lam Research Corp.	28,703
266	ON Semiconductor Corp.(a)	5,714
17	Xilinx, Inc.	2,130
		41,306
Software (6.0%)
377	Cadence Design Systems, Inc.(a)	21,583
232	Citrix Systems, Inc.	24,476
396	Fortinet, Inc.(a)	34,369
94	Manhattan Associates, Inc.(a)	5,147
		85,575
Specialty Retail (1.8%)
23	Burlington Stores, Inc.(a)	3,904
55	Ross Stores, Inc.	5,216
22	Ulta Beauty, Inc.(a)	6,875
165	Williams-Sonoma, Inc.	9,596
		25,591
Textiles, Apparel & Luxury Goods (0.3%)
40	Ralph Lauren Corp.	5,007
Trading Companies & Distributors (1.3%)
245	HD Supply Holdings, Inc.(a)	10,538

See notes to financial statements

Schedule of Portfolio Investments	Mid Cap Core Equity Fund
February 28, 2019 (Unaudited)	Concluded

Shares	Security Description	Value
Common Stocks, continued:
Trading Companies & Distributors, continued:
68	MSC Industrial Direct Co., Inc., Class A	$5,740
23	Watsco, Inc.	3,309
		19,587
Water Utilities (0.3%)
46	American Water Works Co., Inc.	4,675
Total Common Stocks		1,363,599

Shares	Security Description	Value
Investment in Affiliates (3.1%)
45,063	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(b)	$45,063
Total Investment in Affiliates		45,063

Total Investments (Cost $1,232,274)(c) - 96.9%		1,408,662
Other assets in excess of liabilities — 3.1%		45,440
Net Assets - 100.0%		$1,454,102

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

REIT Real Estate Investment Trust

See notes to financial statements

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (46.3%)
Aerospace & Defense (2.5%)
6,136	Hexcel Corp.	$442,651
2,110	Northrop Grumman Corp.	611,816
		1,054,467
Airlines (1.6%)
13,735	Delta Air Lines, Inc.	680,981
Biotechnology (2.1%)
5,906	Sarepta Therapeutics, Inc.(a)	851,881
Building Products (2.3%)
21,670	USG Corp.	934,194
Chemicals (4.0%)
43,030	Braskem SA ADR	1,240,555
7,640	DowDuPont, Inc.	406,677
		1,647,232
Commercial Services & Supplies (6.5%)
40,305	Advanced Disposal Services, Inc., Class I(a)	1,068,889
94,537	Covanta Holding Corp.	1,605,238
		2,674,127
Communications Equipment (1.7%)
28,000	Radware, Ltd.(a)	703,080
Construction & Engineering (1.0%)
11,180	Fluor Corp.	420,368
Diversified Telecommunication Services (3.9%)
51,401	AT&T, Inc.	1,599,599
Electronic Equipment, Instruments & Components (1.0%)
8,230	FLIR Systems, Inc.	423,434
Entertainment (0.9%)
2,786	Spotify Technology SA(a)	390,430
Interactive Media & Services (2.0%)
740	Alphabet, Inc., Class C(a)^	828,741
Internet & Direct Marketing Retail (1.0%)
247	Amazon.com, Inc.(a)	405,038
Life Sciences Tools & Services (1.8%)
104,156	Pacific Biosciences of California, Inc.(a)	761,380
Machinery (1.1%)
14,876	Altra Industrial Motion Corp.	473,206
Multiline Retail (1.3%)
5,643	Dollar Tree, Inc.(a)	543,590
Oil, Gas & Consumable Fuels (3.0%)
15,102	The Williams Cos., Inc.	403,072
14,460	TOTAL SA ADR	822,919
		1,225,991
Pharmaceuticals (1.9%)
157,111	MediWound, Ltd.(a)	765,131
Semiconductors & Semiconductor Equipment (4.4%)
1,525	Broadcom, Inc.	419,924
72,788	Everspin Technologies, Inc.(a)	666,738
3,562	NXP Semiconductors NV	325,282
7,760	QUALCOMM, Inc.	414,306
		1,826,250
Software (2.3%)
7,550	Everbridge, Inc.(a)	533,861
9,000	Rapid7, Inc.(a)	414,270
		948,131
Total Common Stocks		19,157,251

Shares or Principal Amount	Security Description	Value
Convertible Preferred Stocks (5.2%)
Chemicals (1.1%)
9,000	International Flavor & Fragrances, 6.00%,	$449,460
Household Products (4.1%)
16,859	Energizer Holdings, Inc., Series A, 7.50%,	1,700,230
Total Convertible Preferred Stocks		2,149,690

Mortgage Backed Securities† (3.3%)
Prime Fixed Mortgage Backed Securities (3.3%)
1,356,673	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 11/25/48*(b)	1,364,224
Total Mortgage Backed Securities		1,364,224

Corporate Bonds (19.9%)
Banks (1.2%)
500,000	Bank of America Corp., Series G, 3.42% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100 *	501,655
Diversified Financial Services (2.1%)
858,000	BP Capital Markets America, Inc., 4.50%, 10/1/20	879,370
Energy Equipment & Services (2.3%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 4/8/19 @ 101 *	958,832
Food & Staples Retailing (2.4%)
981,000	Walmart, Inc., 3.05% (US0003M + 23 bps), 6/23/21	983,937
Household Durables (3.8%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 4/8/19 @ 103 *	1,530,393
Oil, Gas & Consumable Fuels (3.1%)
620,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	654,077
620,000	Noble Energy, Inc., 4.15%, 12/15/21, Callable 9/15/21 @ 100 *	630,764
		1,284,841
Railroad (1.9%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100 *	781,636
Semiconductors & Semiconductor (3.1%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100 *	1,296,003
Total Corporate Bonds		8,216,667

Investment in Affiliates (23.5%)
9,733,498	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(c)	9,733,498
Total Investment in Affiliates		9,733,498

Total Investments (Cost $39,212,207)(d) - 98.2%		40,621,330
Other assets in excess of liabilities — 1.8%		750,150
Net Assets - 100%		$41,371,480

See notes to financial statements

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2019 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2019.

(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.

(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities
^	All or a portion of the shares have been committed as collateral for short positions.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	World Energy Fund
February 28, 2019 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (89.0%)
Auto Components (2.4%)
11,000	Aptiv PLC	$914,210
Chemicals (8.8%)
12,000	Albemarle Corp.	1,095,480
11,000	DowDuPont, Inc.	585,530
65,000	Livent Corp.(a)	832,000
11,000	W.R. Grace & Co.	854,370
		3,367,380
Commercial Services & Supplies (2.0%)
45,000	Covanta Holding Corp.	764,100
Construction & Engineering (2.0%)
20,000	Fluor Corp.	752,000
Electric Utilities (0.8%)
34	ALLETE, Inc.	2,756
936	Duke Energy Corp.	83,922
63	Empresa Distribuidora y Comercializadora Norte ADR(a)	1,669
150	Korea Electric Power Corp. ADR(a)	2,297
663	NextEra Energy, Inc.	124,458
26	Otter Tail Corp.	1,307
196	Pampa Energia SA ADR(a)	6,244
1,346	The Southern Co.	66,883
		289,536
Electrical Equipment (5.6%)
20,000	nVent Electric PLC	549,600
23,000	TPI Composites, Inc.(a)	694,830
32,000	Vestas Wind Systems A/S ADR	888,960
		2,133,390
Energy Equipment & Services (6.7%)
1,141	Halliburton Co.	35,017
1,129	Helmerich & Payne, Inc.	61,192
22,000	Mammoth Energy Services, Inc.	505,780
2,304	Patterson-UTI Energy, Inc.	30,551
11,914	Schlumberger, Ltd.	524,931
31,583	Tenaris SA ADR	838,529
35,000	Unit Corp.(a)	544,250
		2,540,250
Gas Utilities (0.3%)
510	Atmos Energy Corp.	50,413
17	Chesapeake Utilities Corp.	1,530
307	National Fuel & Gas Co.	18,478
50	New Jersey Resources Corp.	2,420
48	ONE Gas, Inc.	4,150
20	Southwest Gas Holdings, Inc.	1,639
41	Spire, Inc.	3,252
662	UGI Corp.	36,344
		118,226
Household Products (1.9%)
16,000	Energizer Holdings, Inc.	734,080
Independent Power and Renewable Electricity Producers (1.0%)
5,849	AES Corp.	100,778
634	Atlantica Yield PLC	12,655
2,813	NRG Energy, Inc.	117,246
273	Ormat Technologies, Inc.	15,242
4,724	Vistra Energy Corp.(a)	123,013
		368,934

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Multi-Utilities (0.8%)
63	CMS Energy Corp.	$3,427
49	Consolidated Edison, Inc.	4,040
1,566	Dominion Resources, Inc.	116,025
55	DTE Energy Co.	6,796
96	MDU Resources Group, Inc.	2,536
1,825	National Grid PLC ADR	103,113
614	Sempra Energy	73,950
64	WEC Energy Group, Inc.	4,882
		314,769
Oil, Gas & Consumable Fuels (51.4%)
36,858	BP PLC ADR	1,571,993
4,025	Chevron Corp.	481,310
161	CNOOC, Ltd. ADR	27,967
15,426	ConocoPhillips	1,046,654
10,000	Continental Resources, Inc.(a)	446,100
5,500	Diamondback Energy, Inc.	566,115
33,486	Enbridge, Inc.	1,238,647
4,210	EOG Resources, Inc.	395,740
27,000	Equinor ASA ADR	606,420
17,954	Exxon Mobil Corp.	1,418,905
1,224	HollyFrontier Corp.	62,669
4,741	Kinder Morgan, Inc.	90,838
60,000	Marathon Oil Corp.	996,000
29,841	Marathon Petroleum Corp.	1,850,439
20,605	Occidental Petroleum Corp.	1,363,021
340	ONEOK, Inc.	21,848
7,476	Pembina Pipeline Corp.	273,921
18,253	Phillips 66	1,758,859
3,500	Pioneer Natural Resources Co.	493,325
753	Royal Dutch Shell PLC ADR, Class A	46,844
10,000	The Williams Cos., Inc.	266,900
24,144	TOTAL SA ADR	1,374,035
31,845	TransCanada Corp.	1,424,108
7,567	Valero Energy Corp.	617,165
20,000	Viper Energy Partners LP	658,200
39,000	WPX Energy, Inc.(a)	481,260
		19,579,283
Semiconductors & Semiconductor Equipment (4.9%)
47,000	Infineon Technologies AG ADR	1,034,940
9,000	NXP Semiconductors NV	821,880
		1,856,820
Water Utilities (0.4%)
285	American States Water Co.	20,272
1,069	American Water Works Co., Inc.	108,632
998	Aqua America, Inc.	35,868
18	Connecticut Water Service, Inc.	1,207
27	SJW Group	1,652
		167,631
Total Common Stocks		33,900,609

Corporate Bonds (8.3%)
Diversified Financial Services (2.0%)
400,000	BP Capital Markets America, Inc., 3.80%, 9/21/25, Callable 7/21/25 @ 100*	409,475

See notes to financial statements

Schedule of Portfolio Investments	World Energy Fund
February 28, 2019 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Diversified Financial Services, continued
$350,000	Shell International Finance BV, 3.25%, 5/11/25	$351,170
		760,645
Energy Equipment & Services (2.3%)
421,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100 *	376,795
675,000	Transocean, Inc., 6.80%, 3/15/38	509,625
		886,420
Exploration & Production (0.5%)
200,000	Parsley Energy LLC / Finance, 5.38%, 1/15/25, Callable 1/15/20 @ 104 *	200,500
Oil, Gas & Consumable Fuels (3.5%)
400,000	Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 5/31/20 @ 104 *	414,000
400,000	Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 4/8/19 @ 102 *	399,500
500,000	Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100 *	490,000
		1,303,500
Total Corporate Bonds		3,151,065

Shares or Principal Amount	Security Description	Value
Investment in Affiliates (2.3%)
$861,565	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.22%(b)	$861,565
Total Investment in Affiliates		861,565

Total Investments (Cost $34,682,934)(c) - 99.6%		37,913,239
Other assets in excess of liabilities — 0.4%		172,916
Net Assets - 100%		$38,086,155

The Advisor has determined that 57.5% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2019.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR American Depositary Receipt

See notes to financial statements

Notes to Financial Statements
February 28, 2019 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 28, 2019, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

● Level 1 - quoted prices in active markets for identical assets

● Level 2 - other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 28, 2019, of each Fund’s investments in the fair value hierarchy:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$249,863,479	$—	$249,863,479
Repurchase Agreements	—	630,600,000	—	630,600,000
Investment Companies	90,329,297	—	—	90,329,297
Total Investments	90,329,297	880,463,479	—	970,792,776

Government Securities Money Market
U.S. Government Agency Securities	—	140,006,417	—	$140,006,417
U.S. Treasury Obligations	—	468,687,116	—	468,687,116
Repurchase Agreements	—	985,400,000	—	985,400,000
Investment Companies	182,810,816	—	—	182,810,816
Total Investments	182,810,816	1,594,093,533	—	1,776,904,349

Notes to Financial Statements
February 28, 2019 (Unaudited)

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Limited Duration Fund
Asset Backed Securities	$—	$9,486,857	—	$9,486,857
Mortgage Backed Securities[1]	—	43,334,447	—	43,334,447
Corporate Bonds[2]	—	15,477,418	—	15,477,418
Taxable Municipal Bonds[3]	—	2,426,091	—	2,426,091
U.S. Treasury Obligations	—	28,403,442	—	28,403,442
Investment in Affiliates	8,396,966	—	—	8,396,966
Total Investments	8,396,966	99,128,255	—	107,525,221

Moderate Duration Fund
Asset Backed Securities	—	1,232,705	—	1,232,705
Mortgage Backed Securities[1]	—	7,786,832	—	7,786,832
Corporate Bonds[2]	—	5,239,942	—	5,239,942
Taxable Municipal Bonds[3]	—	2,651,560	—	2,651,560
U.S. Government Agency Securities	—	2,474,824	—	2,474,824
U.S. Treasury Obligations	—	6,612,338	—	6,612,338
Investment in Affiliates	1,123,966	—	—	1,123,966
Total Investments	1,123,966	25,998,201	—	27,122,167

Bond Fund
Asset Backed Securities	—	3,528,648	—	3,528,648
Mortgage Backed Securities[1]	—	28,337,934	—	28,337,934
Corporate Bonds[2]	—	16,832,491	—	16,832,491
Taxable Municipal Bonds[3]	—	12,710,056	—	12,710,056
U.S. Government Agency Securities	—	9,666,822	—	9,666,822
U.S. Treasury Obligations	—	28,182,915	—	28,182,915
Investment in Affiliates	4,465,090	—	—	4,465,090
Total Investments	4,465,090	99,258,866	—	103,723,956

Strategic Enhanced Yield Fund
Asset Backed Securities	—	578,137	—	578,137
Mortgage Backed Securities[1]	—	3,048,406	—	3,048,406
Corporate Bonds[2]	—	314,756	—	314,756
U.S. Treasury Obligations	—	1,566,041	—	1,566,041
Investment in Affiliates	214,061	—	—	214,061
Total Investments	214,061	5,507,340	—	5,721,401

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	10,373,601	—	10,373,601
Investment in Affiliates	41,198	—	—	41,198
Total Investments	41,198	10,373,601	—	10,414,799

Active Core Fund
Common Stocks[2]	22,664,718	—	—	22,664,718
Asset Backed Securities	—	959,694	—	959,694
Mortgage Backed Securities[1]	—	5,617,260	—	5,617,260
Corporate Bonds[2]	—	3,395,957	—	3,395,957
Taxable Municipal Bonds[3]	—	2,850,179	—	2,850,179
U.S. Government Agency Securities	—	1,888,987	—	1,888,987
U.S. Treasury Obligations	—	5,494,122	—	5,494,122
Investment Companies	2,553,518	—	—	2,553,518
Investment in Affiliates	2,107,324	—	—	2,107,324
Total Investments	27,325,560	20,206,199	—	47,531,759

Mid Cap Core Equity Fund
Common Stocks[2]	1,363,599	—	—	1,363,599
Investment in Affiliates	45,063	—	—	45,063
Total Investments	1,408,662	—	—	1,408,662

Opportunistic Fund
Common Stocks[2]	19,157,251	—	—	19,157,251
Convertible Preferred Stocks	2,149,690	—	—	2,149,690
Mortgage Backed Securities[1]	—	1,364,224	—	1,364,224
Corporate Bonds[2]	—	8,216,667	—	8,216,667
Investment in Affiliates	9,733,498	—	—	9,733,498
Total Investments	31,040,439	9,580,891	—	40,621,330

Notes to Financial Statements
February 28, 2019 (Unaudited)

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
World Energy Fund
Common Stocks[2]	$33,900,609	$—	—	$33,900,609
Corporate Bonds[2]	—	3,151,065	—	3,151,065
Investment in Affiliates	861,565	—	—	861,565
Total Investments	34,762,174	3,151,065	—	37,913,239

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in limited short sale activity during the period ended February 28, 2019; no short securities were held as of February 28, 2019.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the

Notes to Financial Statements
February 28, 2019 (Unaudited)

holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Funds did not engage in purchased options activity during the period ending February 28, 2019.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 28, 2019 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	8/22/18	$1,526,079	$1,526,230	$1,520,482
Sun Trust Student Loan Trust, Series 2006-1A, B, 3.03%, 10/28/37	5/26/17 and 4/11/18	1,050,096	1,143,876	1,037,394

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Notes to Financial Statements
February 28, 2019 (Unaudited)

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Expense Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%**
Ultra Short Tax-Free Income Fund	0.15%	0.35%**
Active Core Fund	0.35%
Mid Cap Core Equity Fund	0.55%	0.81%**
Opportunistic Fund	0.85%	1.00%
World Energy Fund	0.60%	0.90%

* Effective December 26, 2018, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2019 and may be terminated or modified only with the approval of the Funds’ Board.

** Prior to December 26, 2018, the Adviser had contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.76%, 0.56%, and 0.81%, respectively, of average daily net assets, plus class-specific fees, applicable to Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, and Mid Cap Core Equity Fund, respectively.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Active Core Fund	0.08%
Mid Cap Core Equity Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 28, 2019, Citi was paid $363,814 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives a fee for its services as fund accountant and CCO.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01 % of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2019, BOKF received $1,629,194 under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2019.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate, and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration

Notes to Financial Statements
February 28, 2019 (Unaudited)

for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2019, BOKF received net shareholder servicing fees of $2,037,675. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2019. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Affiliated Transactions:

A summary of each Fund’s investment in Government Securities Money Market Fund, Institutional Class for the period ending February 28, 2019 is noted below:

Fund	Fair Value 8/31/18	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/28/19	Shares as of 2/28/19	Dividend Income	Net Realized Gains/ (Losses)
Limited Duration Fund	$3,395,393	$22,655,558	$(17,653,985)	$—	$8,396,966	8,396,966	$53,471	$—
Moderate Duration Fund	1,114,485	4,704,723	(4,695,242)	—	1,123,966	1,123,966	6,120	—
Bond Fund	2,725,193	16,649,432	(14,909,535)	—	4,465,090	4,465,090	32,859	—
Strategic Enhanced Yield Fund	129,758	4,356,965	(4,272,662)	—	214,061	214,061	2,279	—
Ultra Short Tax-Free Income Fund	84,184	4,943,812	(4,986,798)	—	41,198	41,198	1,515	—
Active Core Fund	771,330	8,761,343	(8,010,330)	—	1,522,343	1,522,343	9,773	—
Mid Cap Core Equity Fund	63,541	934,003	(952,481)	—	45,063	45,063	682	—
Opportunistic Fund	1,856,545	33,722,635	(25,845,682)	—	9,733,498	9,733,498	38,384	—
World Energy Fund	904,508	13,574,668	(13,617,611)	—	861,565	861,565	10,969	—
	$11,044,937	$110,303,139	$(94,944,326)	$—	$26,403,750	26,403,750	$156,052	$—

A summary of the Active Core Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending February 28, 2019 is noted below:

Fund	Fair Value 8/31/18	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/28/19	Shares as of 2/28/19	Dividend Income	Net Realized Gains/ (Losses)
Active Core Fund	$698,215	$—	$—	$(113,234)	$584,981	73,409	$4,359	$—
	$698,215	$—	$—	$(113,234)	$584,981	73,409	$4,359	$—

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2019 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$14,727,873	$8,098,011
Moderate Duration Fund	1,860,070	3,983,638
Bond Fund	12,625,976	9,316,194
Strategic Enhanced Yield Fund	4,490,329	149,290
Ultra Short Tax-Free Income Fund	4,399,834	5,360,000
Active Core Fund	9,937,314	13,364,361
Mid Cap Core Equity Fund	1,101,737	1,801,526
Opportunistic Fund	46,884,639	54,265,550
World Energy Fund	36,077,003	44,667,911

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2019 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$4,264,969	$4,181,239
Moderate Duration Fund	—	183,582
Bond Fund	—	212,736
Strategic Enhanced Yield Fund	4,070	1,050
Active Core Fund	—	66,599

Notes to Financial Statements
February 28, 2019 (Unaudited)

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk; as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At February 28, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Limited Duration	$109,756,256	$354,678	$(2,585,713)	$(2,231,035)
Moderate Duration Fund	27,460,213	136,796	(474,842)	(338,046)
Bond Fund	105,923,154	373,114	(2,572,312)	(2,199,198)
Strategic Enhanced Yield Fund	5,721,763	28,877	(29,239)	(362)
Ultra Short Tax-Free Income Fund	10,409,936	5,566	(703)	4,863
Active Core Fund	39,406,299	9,139,358	(1,013,898)	8,125,460
Mid Cap Core Equity Fund	1,277,903	193,797	(63,038)	130,759
Opportunistic Fund	39,142,730	1,883,972	(405,372)	1,478,600
World Energy Fund	35,715,112	3,833,680	(1,635,553)	2,198,127

The tax characteristics of distributions paid to shareholders during the latest tax fiscal year ended August 31, 2018 were as follows:

	Distributions Paid From:
2018	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$9,776,979	$—	$9,776,979	$—	$9,776,979
Government Securities Money Market Fund	15,905,245	—	15,905,245	—	15,905,245
Limited Duration Fund	2,278,075	—	2,278,075	—	2,278,075
Moderate Duration Fund	645,477	—	645,477	—	645,477
Bond Fund	2,687,602	—	2,687,602	—	2,687,602
Strategic Enhanced Yield Fund	18,194	—	18,194	—	18,194
Ultra Short Tax-Free Income Fund	2,491	—	2,491	41,044	43,535
Active Core Fund	852,946	2,343,729	3,196,675	—	3,196,675
Mid Cap Core Equity Fund	16,803	345	17,148	—	17,148
Opportunistic Fund	1,850,264	678,128	2,528,392	—	2,528,392
World Energy Fund	332,285	—	332,285	—	332,285

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to Financial Statements
February 28, 2019 (Unaudited)

As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows.

Fund	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$1,341,672	$—	$1,341,672	$(1,340,538)	$(11,056)	$—	$(9,922)
Government Securities Money Market Fund	2,208,981	—	2,208,981	(2,208,696)	(550,623)	—	(550,338)
Limited Duration Fund	238,914	—	238,914	(189,503)	(6,570,218)	(2,694,583)	(9,215,390)
Moderate Duration Fund	71,358	—	71,358	(56,721)	(5,424,343)	(538,656)	(5,948,362)
Bond Fund	223,887	—	223,887	(209,243)	(3,970,820)	(3,204,362)	(7,160,538)
Strategic Enhanced Yield Fund	3,735	—	3,735	(3,391)	(858)	(1,268)	(1,782)
Ultra Short Tax-Free Income Fund	14,728	—	14,728	(10,944)	—	(2,960)	824
Active Core Fund	176,543	2,053,383	2,229,926	—	—	10,326,455	12,556,381
Mid Cap Core Equity Fund	2,573	25,476	28,049	—	—	351,840	379,889
Opportunistic Fund	1,308,204	1,929,164	3,237,368	—	—	2,919,396	6,156,764
World Energy Fund	80,499	—	80,499	—	(14,440,067)	7,030,419	(7,329,149)

* See below for post-October losses and capital loss carryforwards.

** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts. Excludes unrealized depreciation on securities sold short.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2018, there were no post-October capital losses.

At August 31, 2018, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Government Securities Money Market Fund	$550,617	2019
Limited Duration Fund	173,448	2019

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
U.S. Treasury Fund	$11,056	$—	$11,056
Government Securities Money Market Fund	6	—	6
Limited Duration Fund	138,410	6,258,360	6,396,770
Moderate Duration Fund	989,634	4,434,709	5,424,343
Bond Fund	1,067,353	2,903,467	3,970,820
Strategic Enhanced Yield Fund	858	—	858
World Energy Fund	14,440,067	—	14,440,067

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

7.	Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Disclosure Framework -Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. In addition, the amendments clarify that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU 2018-13. The Funds have early adopted certain provisions of ASU 2018-13 as permitted and eliminated or modified disclosures with the financial statements prepared as of February 28, 2019. Management does not believe that final adoption of all provisions of ASU 2018-13 will materially impact the Funds’ financial statements.

Notes to Financial Statements
February 28, 2019 (Unaudited)

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. The Funds’ adoption of these amendments, effective with the financial statements prepared as of February 28, 2019, had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the August 31, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item. Prior to adoption of these amendments, the distributions to shareholders in the August 31, 2018 Statements of Changes in Net Assets appeared as follows:

	U.S. Treasury Fund	Government Securities Money Market	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund	Ultra Short Tax-Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund	Opportunistic Fund	World Energy Fund
	Year Ended August 31, 2018					For the period December 26, 2017(a) through August 31, 2018		Year Ended August 31, 2018
Distributions to
Shareholders:
From net investment income:
Administrative Shares	$(7,909,238)	$(5,306,769)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Service Shares	(345,379)	—	—	—	—	—	—	—	—	—	—
Select Shares	(582,939)	(9,173,616)	—	—	—	—	—	—	—	—	—
Premier Shares	—	(1,230,984)	—	—	—	—	—	—	—	—	—
Investor Shares	—	—	(258,800)	(126,262)	(149,365)	(43)	(248)	(73,639)	(3,292)	(6,346)	(33,476)
Institutional Shares	(1,792,864)	(1,571,051)	(2,049,971)	(514,419)	(2,549,345)	(14,512)	(54,230)	(755,671)	(11,969)	(198,767)	(253,387)
A Shares	—	—	(20,810)	(11,637)	(2,744)	(7,030)	—	(20,522)	(1,346)	(5,649)	(38,506)
C Shares	—	—	—	—	—	—	—	(416)	—	—	(6,916)
	(10,630,420)	(17,282,420)	(2,329,581)	(652,318)	(2,701,454)	(21,585)	(54,478)	(850,248)	(16,607)	(210,762)	(332,285)
From net realized gains:
Investor Shares	—	—	—	—	—	—	—	(238,064)	(191)	(146,597)	—
Institutional Shares	—	—	—	—	—	—	—	(2,036,724)	(288)	(2,040,445)	—
A Shares	—	—	—	—	—	—	—	(68,463)	(62)	(99,993)	—
	—	—	—	—	—	—	—	(3,176)	—	(30,595)	—
	—	—	—	—	—	—	—	(2,346,427)	(541)	(2,317,630)	—
Change in net assets from
shareholder distributions:	$(10,630,420)	$(17,282,420)	$(2,329,581)	$(652,318)	$(2,701,454)	$(21,585)	$(54,478)	$(3,196,675)	$(17,148)	$(2,528,392)	$(332,285)

(a) Commencement of operations

8.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2019.

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Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2019 (unaudited)	$1.000	$0.008	$0.008	$(0.008)	$—	$(0.008)
Year Ended August 31, 2018	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Service Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2018	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2017	1.000	0.003	0.003	(0.003)	—	(0.003)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Select Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
December 26, 2017(d) through August 31, 2018	1.000	0.010	0.010	(0.010)	—	(0.010)
Government Securities Money Market Fund Administrative Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.008	0.008	(0.008)	—	(0.008)
Year Ended August 31, 2018	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Select Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2018	1.000	0.013	0.013	(0.013)	—	(0.013)
September 15, 2016(d) through August 31, 2017	1.000	0.005	0.005	(0.005)	—	(0.005)
Premier Shares
Six Months Ended February 28, 2019 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)

Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$1.000	0.78%	$776,111	0.68%	1.58%	0.68%
1.000	0.79%	957,502	0.67%	0.77%	0.67%
1.000	0.08%	1,057,228	0.53%	0.08%	0.73%
1.000	0.01%	1,310,795	0.22%	0.01%	0.79%
1.000	—%	1,299,328	0.07%	—%	0.86%
1.000	—%	941,223	0.07%	—%	0.86%

1.000	0.93%	33,330	0.38%	1.89%	0.68%
1.000	1.09%	33,720	0.37%	1.11%	0.67%
1.000	0.25%	30,662	0.37%	0.22%	0.73%
1.000	0.01%	44,780	0.23%	—%	0.79%
1.000	—%	42,966	0.07%	—%	0.86%
1.000	—%	49,967	0.07%	—%	0.86%

1.000	0.99%	89,462	0.26%	2.00%	0.43%
1.000	1.21%	97,238	0.25%	1.13%	0.42%
1.000	0.35%	209,469	0.27%	0.35%	0.48%
1.000	0.03%	219,856	0.21%	0.02%	0.54%
1.000	—%	110,133	0.07%	—%	0.61%
1.000	—%	138,842	0.07%	—%	0.61%

1.000	1.03%	71,074	0.18%	2.09%	0.43%
1.000	0.99%	51,839	0.17%	1.46%	0.42%

1.000	0.84%	573,264	0.55%	1.70%	0.68%
1.000	0.91%	538,798	0.57%	0.88%	0.70%
1.000	0.14%	686,821	0.49%	0.13%	0.72%
1.000	0.01%	945,475	0.27%	0.01%	0.80%
1.000	0.01%	942,950	0.10%	0.01%	0.86%
1.000	0.01%	722,168	0.10%	0.01%	0.86%

1.000	0.98%	120,541	0.28%	1.99%	0.45%
1.000	1.20%	102,020	0.28%	1.13%	0.45%
1.000	0.38%	181,637	0.27%	0.32%	0.47%
1.000	0.05%	756,948	0.24%	0.04%	0.55%
1.000	0.01%	583,051	0.10%	0.01%	0.61%
1.000	0.01%	473,727	0.10%	0.01%	0.61%

1.000	1.02%	930,822	0.20%	2.07%	0.45%
1.000	1.28%	800,991	0.20%	1.30%	0.45%
1.000	0.45%	640,260	0.19%	0.48%	0.47%

1.000	1.00%	152,204	0.25%	2.02%	0.95%
1.000	1.23%	105,598	0.25%	1.26%	0.95%
1.000	0.41%	72,292	0.24%	0.43%	0.97%
1.000	0.07%	15,874	0.22%	0.06%	1.05%
1.000	0.01%	3,365	0.10%	0.01%	1.11%
1.000	0.01%	196	0.10%	0.01%	1.11%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$9.41	$0.10	$0.03	$0.13	$(0.10)	$—	$(0.10)
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01	(0.21)	—	(0.21)
Year Ended August 31, 2017	9.60	0.08	0.05	0.13	(0.12)	—	(0.12)
Year Ended August 31, 2016	9.60	0.08	0.03	0.11	(0.11)	—	(0.11)
Year Ended August 31, 2015	9.62	0.08	(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.07	0.14	0.21	(0.10)	—	(0.10)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	9.40	0.12	0.03	0.15	(0.12)	—	(0.12)
Year Ended August 31, 2018	9.60	0.19	(0.16)	0.03	(0.23)	—	(0.23)
Year Ended August 31, 2017	9.59	0.11	0.05	0.16	(0.15)	—	(0.15)
Year Ended August 31, 2016	9.59	0.11	0.03	0.14	(0.14)	—	(0.14)
Year Ended August 31, 2015	9.61	0.10	(0.01)	0.09	(0.11)	—	(0.11)
Year Ended August 31, 2014	9.51	0.10	0.12	0.22	(0.12)	—	(0.12)
A Shares
Six Months Ended February 28, 2019 (unaudited)	9.41	0.10	0.03	0.13	(0.10)	—	(0.10)
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01	(0.21)	—	(0.21)
Year Ended August 31, 2017	9.60	0.09	0.05	0.14	(0.13)	—	(0.13)
Year Ended August 31, 2016	9.60	0.08	0.04	0.12	(0.12)	—	(0.12)
Year Ended August 31, 2015	9.62	0.08	(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.08	0.13	0.21	(0.10)	—	(0.10)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$9.44	1.43%	$8,279	0.75%	2.23%	0.98%	15%
9.41	0.07%	8,642	0.80%	1.63%	0.99%	70%
9.61	1.37%	15,691	0.74%	0.89%	1.08%	69%
9.60	1.19%	36,878	0.69%	0.87%	1.29%	80%
9.60	0.71%	44,030	0.67%	0.82%	1.42%	39%
9.62	2.21%	41,940	0.67%	0.79%	1.41%	48%

9.43	1.57%	100,661	0.48%	2.50%	0.73%	15%
9.40	0.37%	87,618	0.49%	1.99%	0.74%	70%
9.60	1.68%	82,109	0.43%	1.22%	0.83%	69%
9.59	1.48%	89,098	0.39%	1.16%	1.04%	80%
9.59	0.97%	105,478	0.42%	1.06%	1.17%	39%
9.61	2.36%	118,684	0.41%	1.01%	1.16%	48%

9.44	1.44%	508	0.73%	2.25%	0.83%	15%
9.41	0.13%	588	0.74%	1.65%	0.84%	70%
9.61	1.43%	1,238	0.68%	0.97%	0.93%	69%
9.60	1.23%	1,635	0.64%	0.96%	1.14%	80%
9.60	0.72%	7,996	0.67%	0.81%	1.27%	39%
9.62	2.22%	7,970	0.66%	0.68%	1.26%	48%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Moderate Duration Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$10.31	$0.11	$0.04	$0.15	$(0.11)	$—	$(0.11)
Year Ended August 31, 2018	10.48	0.16	(0.17)	(0.01)	(0.16)	—	(0.16)
Year Ended August 31, 2017	10.60	0.09	(0.02)	0.07	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.53	0.14	0.08	0.22	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.01)	0.11	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09	0.36	0.45	(0.13)	—	(0.13)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	10.31	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended August 31, 2018	10.48	0.19	(0.17)	0.02	(0.19)	—	(0.19)
Year Ended August 31, 2017	10.60	0.12	(0.02)	0.10	(0.22)	—	(0.22)
Year Ended August 31, 2016	10.53	0.17	0.08	0.25	(0.18)	—	(0.18)
Year Ended August 31, 2015	10.55	0.15	(0.02)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2014	10.23	0.11	0.37	0.48	(0.16)	—	(0.16)
A Shares
Six Months Ended February 28, 2019 (unaudited)	10.31	0.11	0.05	0.16	(0.11)	—	(0.11)
Year Ended August 31, 2018	10.48	0.16	(0.16)	—	(0.17)	—	(0.17)
Year Ended August 31, 2017	10.58	0.10	(0.01)	0.09	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.52	0.15	0.06	0.21	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.02)	0.10	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09	0.37	0.46	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	The net expense ratio shown for the period is the blended ratio of the current expense limitation which became effective during the period on December 26, 2018.

(f)	During the year ended August 30, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.09%, (0.07)% and 0.07%, respectively, for Moderate Duration Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.35	1.42%		$4,424	0.92	%(e)	2.09%		1.26%	7%
10.31	(0.07)%		5,102	1.14%		1.49%		1.35%	28%
10.48	0.69%		10,375	0.89%		0.93%		1.24%	87%
10.60	2.09%		14,176	0.79%		1.24%		1.34%	129%
10.53	1.04	%(f)	17,009	0.78	%(f)	1.18	%(f)	1.55%	57%
10.54	4.47%		19,477	0.92%		0.76%		1.61%	70%

10.36	1.64%		22,413	0.68	%(e)	2.34%		1.01%	7%
10.31	0.22%		24,883	0.85%		1.78%		1.10%	28%
10.48	0.99%		34,078	0.60%		1.22%		0.99%	87%
10.60	2.39%		52,057	0.49%		1.52%		1.09%	129%
10.53	1.24%		28,295	0.60%		1.37%		1.30%	57%
10.55	4.74%		20,608	0.66%		1.00%		1.36%	70%

10.36	1.52%		398	0.94	%(e)	2.07%		1.11%	7%
10.31	(0.03)%		634	1.10%		1.53%		1.20%	28%
10.48	0.92%		983	0.85%		0.93%		1.09%	87%
10.58	2.03%		2,123	0.74%		1.30%		1.19%	129%
10.52	0.99%		17,489	0.85%		1.15%		1.40%	57%
10.54	4.49%		3,181	0.91%		0.77%		1.46%	70%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
			Net Realized
			and			Distributions
	Net Asset	Net	Unrealized		Dividends	from Net
	Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Bond Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$9.22	$0.10	$0.04	$0.14	$(0.10)	$—	$(0.10)
Year Ended August 31, 2018	9.55	0.18	(0.31)	(0.13)	(0.20)	—	(0.20)
Year Ended August 31, 2017	9.77	0.09	(0.15)	(0.06)	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2016	9.56	0.15	0.24	0.39	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.57	0.15	—	0.15	(0.16)	—	(0.16)
Year Ended August 31, 2014	9.32	0.16	0.26	0.42	(0.17)	—	(0.17)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	9.20	0.11	0.04	0.15	(0.11)	—	(0.11)
Year Ended August 31, 2018	9.52	0.20	(0.29)	(0.09)	(0.23)	—	(0.23)
Year Ended August 31, 2017	9.75	0.12	(0.16)	(0.04)	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2016	9.54	0.18	0.23	0.41	(0.20)	—	(0.20)
Year Ended August 31, 2015	9.57	0.18	(0.02)	0.16	(0.19)	—	(0.19)
Year Ended August 31, 2014	9.32	0.19	0.26	0.45	(0.20)	—	(0.20)
A Shares
Six Months Ended February 28, 2019 (unaudited)	9.21	0.10	0.05	0.15	(0.10)	—	(0.10)
Year Ended August 31, 2018	9.54	0.18	(0.31)	(0.13)	(0.20)	—	(0.20)
Year Ended August 31, 2017	9.75	0.09	(0.13)	(0.04)	(0.15)	(0.02)	(0.17)
Year Ended August 31, 2016	9.55	0.15	0.23	0.38	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.58	0.16	(0.02)	0.14	(0.17)	—	(0.17)
Year Ended August 31, 2014	9.33	0.16	0.26	0.42	(0.17)	—	(0.17)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.10%, (0.16)% and 0.16%, respectively, for Bond Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

				Ratios/Supplemental Data:(b)
Net Asset Value, End	Total Return (Excludes Sales		Net Assets End of Period	Ratio of Net Expenses to Average Net		Ratio of Net Investment Income (Loss) to Average Net		Ratio of Gross Expenses to Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$9.26	1.52%		$4,683	0.80%		2.18%		1.00%	10%
9.22	(1.33)%		5,641	0.76%		1.91%		0.99%	29%
9.55	(0.57)%		7,305	0.71%		1.01%		1.06%	79%
9.77	4.11%		11,279	0.68%		1.52%		1.26%	107%
9.56	1.61	%(e)	8,167	0.54	%(e)	1.82	%(e)	1.43%	83%
9.57	4.58%		6,988	0.78%		1.70%		1.48%	60%

9.24	1.67%		99,219	0.51%		2.48%		0.75%	10%
9.20	(0.97)%		96,022	0.49%		2.17%		0.74%	29%
9.52	(0.41)%		119,604	0.44%		1.28%		0.81%	79%
9.75	4.39%		155,660	0.41%		1.79%		1.01%	107%
9.54	1.68%		99,270	0.48%		1.90%		1.18%	83%
9.57	4.84%		65,616	0.53%		1.93%		1.23%	60%

9.26	1.65%		128	0.75%		2.23%		0.85%	10%
9.21	(1.32)%		126	0.74%		1.92%		0.84%	29%
9.54	(0.45)%		176	0.69%		1.03%		0.91%	79%
9.75	4.02%		277	0.66%		1.62%		1.11%	107%
9.55	1.42%		1,058	0.73%		1.68%		1.28%	83%
9.58	4.58%		505	0.78%		1.62%		1.33%	60%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Strategic Enhanced Yield Fund
Investor Shares

Six Months Ended February 28, 2019 (unaudited)	$10.10	$0.14		$(0.03)	$0.11	$(0.14)	$—	$(0.14)
December 26, 2017(e) through August 31, 2018	10.00	0.21	(f)	(0.01)	0.20	(0.10)	—	(0.10)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	9.97	0.15		(0.03)	0.12	(0.15)	—	(0.15)
December 26, 2017(e) through August 31, 2018	10.00	0.21	(f)	(0.02)	0.19	(0.22)	—	(0.22)
A Shares
Six Months Ended February 28, 2019 (unaudited)	9.96	0.14		(0.03)	0.11	(0.14)	—	(0.14)
December 26, 2017(e) through August 31, 2018	10.00	0.19	(f)	(0.03)	0.16	(0.20)	—	(0.20)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares

Amounts designated as “—” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)
$10.07	1.12%	$1,370	1.01%	2.76%	3.71%	6%
10.10	2.05%	4	1.01%	3.01%	13.65%	20%
9.94	1.24%	3,976	0.76%	3.01%	3.47%	6%
9.97	1.87%	984	0.76%	3.11%	13.40%	20%
9.93	1.12%	425	1.01%	2.85%	3.57%	6%
9.96	1.60%	390	1.01%	2.87%	13.50%	20%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$9.98	$0.05	$0.01	$0.06	$(0.05)	$—	$(0.05)
December 26, 2017(f) through August 31, 2018	10.00	0.03	(0.02)	0.01	(0.03)	—	(0.03)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	10.00	0.07	—	0.07	(0.07)	—	(0.07)
December 26, 2017(f) through August 31, 2018	10.00	0.07	—	0.07	(0.07)	—	(0.07)
A Shares
Six Months Ended February 28, 2019 (unaudited)	10.01	(0.02)	0.01	(0.01)	—	—	—
December 26, 2017(f) through August 31, 2018	10.00	—	0.01	0.01	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of December 26, 2018 and the higher limit in effect prior to that date.
(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)
$9.99	0.63%	$62	0.74	%(e)	1.07%	1.57%	59%
9.98	0.14%	71	0.81%		0.71%	2.36%	155%
10.00	0.66%	10,352	0.49	%(e)	1.32%	1.32%	59%
10.00	0.65%	11,595	0.56%		0.96%	2.11%	155%
10.00	(0.10)%	—	0.60	%(e)	(0.49)%	1.07%	59%
10.01	0.10%	—	0.81%		0.71%	2.21%	155%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Active Core Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$14.04	$0.10	$(0.39)	$(0.29)	$(0.11)	$(0.76)	$(0.87)
Year Ended August 31, 2018	13.72	0.18	0.95	1.13	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2017	13.35	0.17	0.76	0.93	(0.17)	(0.39)	(0.56)
Year Ended August 31, 2016	13.38	0.23	0.58	0.81	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.29	0.20	(0.10)	0.10	(0.19)	(0.82)	(1.01)
Year Ended August 31, 2014	13.45	0.22	1.65	1.87	(0.22)	(0.81)	(1.03)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	14.08	0.11	(0.37)	(0.26)	(0.13)	(0.76)	(0.89)
Year Ended August 31, 2018	13.76	0.22	0.94	1.16	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2017	13.39	0.20	0.77	0.97	(0.21)	(0.39)	(0.60)
Year Ended August 31, 2016	13.39	0.23	0.61	0.84	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.33	0.23	(0.12)	0.11	(0.23)	(0.82)	(1.05)
Year Ended August 31, 2014	13.49	0.25	1.65	1.90	(0.25)	(0.81)	(1.06)
A Shares
Six Months Ended February 28, 2019 (unaudited)	13.98	0.08	(0.37)	(0.29)	(0.10)	(0.76)	(0.86)
Year Ended August 31, 2018	13.67	0.18	0.94	1.12	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2017	13.31	0.17	0.76	0.93	(0.18)	(0.39)	(0.57)
Year Ended August 31, 2016	13.32	0.20	0.60	0.80	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2015	14.27	0.20	(0.13)	0.07	(0.20)	(0.82)	(1.02)
Year Ended August 31, 2014	13.43	0.22	1.65	1.87	(0.22)	(0.81)	(1.03)
C Shares
Six Months Ended February 28, 2019 (unaudited)	13.98	0.04	(0.37)	(0.33)	(0.06)	(0.76)	(0.82)
Year Ended August 31, 2018	13.65	0.07	0.96	1.03	(0.08)	(0.62)	(0.70)
Year Ended August 31, 2017	13.31	0.08	0.74	0.82	(0.09)	(0.39)	(0.48)
Year Ended August 31, 2016	13.31	0.10	0.61	0.71	(0.09)	(0.62)	(0.71)
December 31, 2014(f) through August 31, 2015	13.59	0.10	(0.34)	(0.24)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.14%, (0.18)% and 0.18%, respectively, for Active Core Fund.
(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$12.88	(1.61)%		$4,480	1.13%		1.46%		1.38%	21%
14.04	8.46%		5,340	1.07%		1.32%		1.32%	37%
13.72	7.24%		5,275	0.98%		1.28%		1.37%	55%
13.35	6.36%		7,921	0.88%		1.52%		1.52%	69%
13.38	0.59	%(e)	11,490	0.74	%(e)	1.57	%(e)	1.70%	60%
14.29	14.40%		12,019	0.93%		1.52%		1.67%	62%

12.93	(1.40)%		41,842	0.87%		1.71%		1.13%	21%
14.08	8.70%		46,738	0.81%		1.57%		1.07%	37%
13.76	7.50%		46,101	0.73%		1.52%		1.12%	55%
13.39	6.62%		53,077	0.62%		1.79%		1.27%	69%
13.39	0.63%		52,775	0.71%		1.61%		1.45%	60%
14.33	14.65%		56,056	0.68%		1.78%		1.42%	62%

12.83	(1.65)%		956	1.17%		1.42%		1.23%	21%
13.98	8.41%		1,496	1.17%		1.22%		1.17%	37%
13.67	7.20%		1,518	0.98%		1.28%		1.22%	55%
13.31	6.33%		1,391	0.87%		1.57%		1.37%	69%
13.32	0.32%		421	0.99%		1.34%		1.58%	60%
14.27	14.42%		243	0.93%		1.50%		1.52%	62%

12.83	(1.94)%		51	1.87%		0.73%		2.13%	21%
13.98	7.70%		73	1.84%		0.54%		2.07%	37%
13.65	6.32%		75	1.73%		0.57%		2.12%	55%
13.31	5.61%		67	1.62%		0.78%		2.27%	69%

13.31	(1.80)%		55	1.86%		0.45%		2.60%	60%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Mid Cap Core Equity Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$11.90	$0.03		$(0.58)	$(0.55)	$(0.03)	$(0.37)	$(0.40)
Year Ended August 31, 2018	10.33	0.05	(f)	1.57	1.62	(0.05)	—	(0.05)
December 30, 2016(e) through August 31, 2017	10.00	0.07		0.32	0.39	(0.06)	—	(0.06)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	11.92	0.05		(0.58)	(0.53)	(0.05)	(0.37)	(0.42)
Year Ended August 31, 2018	10.36	0.08	(f)	1.57	1.65	(0.09)	—	(0.09)
December 30, 2016(e) through August 31, 2017	10.00	0.04		0.34	0.38	(0.02)	—	(0.02)
A Shares
Six Months Ended February 28, 2019 (unaudited)	11.97	0.03		(0.58)	(0.55)	(0.04)	(0.36)	(0.40)
Year Ended August 31, 2018	10.39	0.05	(f)	1.58	1.63	(0.05)	—	(0.05)
December 30, 2016(e) through August 31, 2017	10.00	0.02		0.37	0.39	—	—	—
C Shares
Six Months Ended February 28, 2019 (unaudited)	11.68	—		(0.57)	(0.57)	(0.01)	(0.36)	(0.37)
Year Ended August 31, 2018	10.28	—	(f)	1.40	1.40	—	—	—
December 30, 2016(e) through August 31, 2017	10.00	0.02		0.26	0.28	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares.
Amounts designated as “—” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.95	(4.13)%	$137	1.06%	0.58%	6.18%	71%
11.90	15.67%	624	1.06%	0.45%	5.32%	74%

10.33	3.84%	185	1.06%	0.72%	16.40%	45%

10.97	(3.94)%	973	0.81%	0.88%	6.21%	71%
11.92	15.97%	1,355	0.81%	0.73%	7.35%	74%

10.36	3.84%	1,610	0.81%	0.81%	9.65%	45%

11.02	(4.07)%	344	1.06%	0.66%	6.74%	71%
11.97	15.68%	364	1.06%	0.46%	6.24%	74%

10.39	3.90%	62	1.06%	0.45%	14.98%	45%

10.74	(4.36)%	—	1.81%	(0.19)%	0.56%	71%
11.68	13.62%	—	1.81%	—%	27.23%	74%

10.28	2.80%	253	1.81%	3.73%	25.73%	45%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$15.43	$0.07		$(1.35)	$(1.28)	$(0.08)	$(0.92)	$(1.00)
Year Ended August 31, 2018	14.90	0.04	(e)	1.28	1.32	(0.04)	(0.75)	(0.79)
Year Ended August 31, 2017	12.86	(0.02)		2.08	2.06	(0.02)	—	(0.02)
Year Ended August 31, 2016	13.66	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.85	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.85	(0.01)		1.71	1.70	—	(0.70)	(0.70)
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	15.61	0.09		(1.36)	(1.27)	(0.10)	(0.93)	(1.03)
Year Ended August 31, 2018	15.05	0.08	(e)	1.30	1.38	(0.07)	(0.75)	(0.82)
Year Ended August 31, 2017	12.99	0.03		2.08	2.11	(0.05)	—	(0.05)
Year Ended August 31, 2016	13.78	0.06		(0.47)	(0.41)	(0.04)	(0.34)	(0.38)
Year Ended August 31, 2015	13.95	(0.01)		0.23	0.22	(0.01)	(0.38)	(0.39)
Year Ended August 31, 2014	12.91	0.02		1.74	1.76	(0.02)	(0.70)	(0.72)
A Shares
Six Months Ended February 28, 2019 (unaudited)	15.48	0.07		(1.35)	(1.28)	(0.08)	(0.92)	(1.00)
Year Ended August 31, 2018	14.95	0.04	(e)	1.28	1.32	(0.04)	(0.75)	(0.79)
Year Ended August 31, 2017	12.90	(0.01)		2.07	2.06	(0.01)	—	(0.01)
Year Ended August 31, 2016	13.70	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.89	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.88	—		1.72	1.72	(0.01)	(0.70)	(0.71)
C Shares
Six Months Ended February 28, 2019 (unaudited)	15.07	0.01		(1.30)	(1.29)	(0.02)	(0.93)	(0.95)
Year Ended August 31, 2018	14.65	(0.08	)(e)	1.25	1.17	—	(0.75)	(0.75)
Year Ended August 31, 2017	12.73	(0.02)		1.94	1.92	—	—	—
Year Ended August 31, 2016	13.60	0.01		(0.54)	(0.53)	—	(0.34)	(0.34)
December 31, 2014(g) through August 31, 2015	13.60	(0.01)		0.01	—	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	Calculated using average shares.

(f)	The net expense ratio shown for the period is the blended ratio of the current expense limitation which became effective during the period on December 26, 2018.

(g)	Commencement of operations.

Amounts designated as “-” are $0 or have been rounded to $0.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$13.15	(7.54)%	$1,790	1.52	%(f)	1.05%	1.88%	116%
15.43	9.08%	2,097	1.64%		0.25%	1.85%	157%
14.90	15.99%	3,009	1.60%		(0.10)%	1.81%	227%
12.86	(3.33)%	2,451	1.45%		0.22%	1.66%	266%
13.66	1.35%	1,292	1.77%		(0.31)%	2.49%	249%
13.85	13.32%	1,409	1.87%		(0.15)%	2.48%	276%

13.31	(7.44)%	37,165	1.24	%(f)	1.35%	1.63%	116%
15.61	9.45%	45,659	1.35%		0.55%	1.60%	157%
15.05	16.27%	38,266	1.31%		0.18%	1.56%	227%
12.99	(3.03)%	33,056	1.16%		0.45%	1.41%	266%
13.78	1.55%	23,034	1.52%		(0.03)%	2.31%	249%
13.95	13.76%	12,831	1.57%		0.16%	2.23%	276%

13.20	(7.52)%	1,983	1.49	%(f)	1.09%	1.73%	116%
15.48	9.09%	2,032	1.63%		0.26%	1.70%	157%
14.95	15.96%	2,321	1.56%		(0.06)%	1.66%	227%
12.90	(3.29)%	2,275	1.41%		0.17%	1.51%	266%
13.70	1.34%	3,400	1.77%		(0.31)%	2.33%	249%
13.89	13.42%	4,851	1.82%		(0.10)%	2.33%	276%

12.83	(7.87)%	434	2.28	%(f)	0.29%	2.63%	116%
15.07	8.22%	598	2.41%		(0.52)%	2.60%	157%
14.65	15.08%	573	2.34%		(0.84)%	2.56%	227%
12.73	(3.99)%	442	2.18%		(0.55)%	2.41%	266%

13.60	—%	186	2.52%		(0.85)%	3.42%	249%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Return of Capital
World Energy Fund
Investor Shares
Six Months Ended February 28, 2019 (unaudited)	$9.49	$0.06		$(1.55)	$(1.49)	$(0.05)	$—	$—
Year Ended August 31, 2018	8.06	0.06	(f)	1.41	1.47	(0.04)	—	—
Year Ended August 31, 2017	8.63	0.08		(0.58)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.58	0.10		0.04	0.14	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.07		(2.98)	(2.91)	(0.06)	(0.06)	—
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	—
Institutional Shares
Six Months Ended February 28, 2019 (unaudited)	9.51	0.07		(1.55)	(1.48)	(0.06)	—	—
Year Ended August 31, 2018	8.07	0.09	(f)	1.42	1.51	(0.07)	—	—
Year Ended August 31, 2017	8.65	0.11		(0.59)	(0.48)	(0.08)	—	(0.02)
Year Ended August 31, 2016	8.59	0.12		0.05	0.17	(0.11)	—	—
Year Ended August 31, 2015	11.62	0.10		(2.98)	(2.88)	(0.08)	(0.07)	—
February 4, 2014(g) through August 31, 2014	10.00	0.07		1.59	1.66	(0.04)	—	—
A Shares
Six Months Ended February 28, 2019 (unaudited)	9.49	0.06		(1.55)	(1.49)	(0.05)	—	—
Year Ended August 31, 2018	8.06	0.07	(f)	1.41	1.48	(0.05)	—	—
Year Ended August 31, 2017	8.63	0.09		(0.59)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.59	0.10		0.03	0.13	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.08		(2.98)	(2.90)	(0.06)	(0.06)	—
February 4, 2014(g) through August 31, 2014	10.00	0.06		1.59	1.65	(0.04)	—	—
C Shares
Six Months Ended February 28, 2019 (unaudited)	9.39	0.03		(1.54)	(1.51)	(0.01)	—	—
Year Ended August 31, 2018	8.00	—	(f)	1.40	1.40	(0.01)	—	—
Year Ended August 31, 2017	8.57	0.02		(0.58)	(0.56)	(0.01)	—	—
Year Ended August 31, 2016	8.53	0.05		0.03	0.08	(0.04)	—	—
Year Ended August 31, 2015	11.58	0.04		(3.00)	(2.96)	(0.03)	(0.06)	—
February 4, 2014(g) through August 31, 2014	10.00	0.04		1.56	1.60	(0.02)	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	The net expense ratio shown for the period is the blended ratio of the current expense limitation which became effective during the period on December 26, 2018.

(f)	Calculated using average shares.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

				Ratios/Supplemental Data:(b)
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$(0.05)	$7.95	(15.70)%	$4,370	1.31	%(e)	1.30%	1.58%	80%
(0.04)	9.49	18.27%	7,964	1.39%		0.66%	1.56%	130%
(0.07)	8.06	(5.87)%	9,316	1.33%		0.90%	1.53%	103%
(0.09)	8.63	1.66%	10,177	1.29%		1.22%	1.55%	150%
(0.12)	8.58	(25.17)%	6,419	1.28%		0.85%	1.71%	167%

(0.04)	11.61	16.51%	5,234	1.06%		1.19%	1.51%	71%

(0.06)	7.97	(15.55)%	23,977	1.02	%(e)	1.66%	1.33%	80%
(0.07)	9.51	18.71%	37,696	1.12%		0.97%	1.31%	130%
(0.10)	8.07	(5.69)%	25,809	1.01%		1.24%	1.28%	103%
(0.11)	8.65	2.09%	26,214	0.96%		1.48%	1.30%	150%
(0.15)	8.59	(24.96)%	28,873	1.00%		1.15%	1.46%	167%

(0.04)	11.62	16.66%	21,322	0.81%		1.41%	1.26%	71%

(0.05)	7.95	(15.69)%	4,919	1.25	%(e)	1.48%	1.43%	80%
(0.05)	9.49	18.37%	6,302	1.34%		0.72%	1.41%	130%
(0.07)	8.06	(5.84)%	6,836	1.26%		0.96%	1.38%	103%
(0.09)	8.63	1.59%	8,644	1.22%		1.26%	1.40%	150%
(0.12)	8.59	(25.07)%	11,901	1.26%		0.88%	1.56%	167%

(0.04)	11.61	16.49%	9,134	1.06%		1.14%	1.36%	71%

(0.01)	7.87	(16.01)%	4,820	2.02	%(e)	0.70%	2.33%	80%
(0.01)	9.39	17.51%	6,115	2.11%		(0.05)%	2.31%	130%
(0.01)	8.00	(6.59)%	6,131	2.01%		0.23%	2.28%	103%
(0.04)	8.57	0.99%	7,726	1.97%		0.52%	2.30%	150%
(0.09)	8.53	(25.68)%	7,217	2.04%		0.09%	2.46%	167%

(0.02)	11.58	16.01%	5,073	1.81%		0.36%	2.26%	71%

Additional Fund Information

February 28, 2019 (Unaudited)

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	25.8%
Repurchase Agreements	65.0%
Investment Companies	9.3%
Liabilities in excess of other assets	(0.1)%
Total	100.0%

Government Securities Money Market Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agency Securities	7.9%
U.S. Treasury Obligations	26.3%
Repurchase Agreements	55.5%
Investment Companies	10.3%
Liabilities in excess of other assets	0.0%
Total	100.0%

Limited Duration Fund:
Security Allocation	Percentage of Net Assets
Asset Backed Securities	8.7%
Mortgage Backed Securities	39.5%
Corporate Bonds	14.1%
Taxable Municipal Bonds	2.2%
U.S. Treasury Obligations	26.0%
Investment in Affiliates	7.7%
Other assets in excess of liabilities	1.8%
Total	100.0%

Moderate Duration Fund:
Security Allocation	Percentage of Net Assets
Asset Backed Securities	4.5%
Mortgage Backed Securities	28.6%
Corporate Bonds	19.2%
Taxable Municipal Bonds	9.8%
U.S. Government Agency Securities	9.1%
U.S. Treasury Obligations	24.3%
Investment in Affiliates	4.1%
Other assets in excess of liabilities	0.4%
Total	100.0%

Bond Fund:
Security Allocation	Percentage of Net Assets
Asset Backed Securities	3.4%
Mortgage Backed Securities	27.2%
Corporate Bonds	16.2%
Taxable Municipal Bonds	12.2%
U.S. Government Agency Securities	9.3%
U.S. Treasury Obligations	27.1%
Investment in Affiliates	4.3%
Other assets in excess of liabilities	0.3%
Total	100.0%

Strategic Enhanced Yield Fund:
Security Allocation	Percentage of Net Assets
Asset Backed Securities	10.0%
Mortgage Backed Securities	52.8%
Corporate Bonds	5.5%
U.S. Treasury Obligations	27.1%
Investment in Affiliates	3.7%
Other assets in excess of liabilities	0.9%
Total	100.0%

Ultra Short Tax-Free Income Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	99.6%
Investment in Affiliates	0.4%
Liabilities in excess of other assets	0.0%
Total	100.0%

Active Core Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	47.8%
Asset Backed Securities	2.0%
Mortgage Backed Securities	11.9%
Corporate Bonds	7.2%
Taxable Municipal Bonds	6.0%
U.S. Government Agency Securities	4.0%
U.S. Treasury Obligations	11.6%
Investment Companies	5.4%
Investment in Affiliates	4.5%
Liabilities in excess of other assets	(0.4)%
Total	100.0%

Mid Cap Core Equity Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	93.8%
Investment in Affiliates	3.1%
Other assets in excess of liabilities	3.1%
Total	100.0%

Opportunistic Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	46.3%
Convertible Preferred Stocks	5.2%
Mortgage Backed Securities	3.3%
Corporate Bonds	19.9%
Investment in Affiliates	23.5%
Other assets in excess of liabilities	1.8%
Total	100.0%

World Energy Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	89.0%
Corporate Bonds	8.3%
Investment in Affiliates	2.3%
Other assets in excess of liabilities	0.4%
Total	100.0%

Additional Fund Information	Continued

February 28, 2019 (Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period 9/1/18 - 2/28/19	Expense Ratio During Period* 9/1/18 - 2/28/19
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,007.80	$3.39	0.68%
Service Shares	1,000.00	1,009.30	1.89	0.38%
Institutional Shares	1,000.00	1,009.90	1.30	0.26%
Select Shares	1,000.00	1,010.30	0.90	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,008.40	2.74	0.55%
Institutional Shares	1,000.00	1,009.80	1.40	0.28%
Select Shares	1,000.00	1,010.20	1.00	0.20%
Premier Shares	1,000.00	1,010.00	1.25	0.25%
Limited Duration Fund
Investor Shares	1,000.00	1,014.30	3.75	0.75%
Institutional Shares	1,000.00	1,015.70	2.40	0.48%
A Shares	1,000.00	1,014.40	3.65	0.73%
Moderate Duration Fund
Investor Shares	1,000.00	1,014.20	4.59	0.92%
Institutional Shares	1,000.00	1,016.40	3.40	0.68%
A Shares	1,000.00	1,015.20	4.70	0.94%
Bond Fund
Investor Shares	1,000.00	1,015.20	4.00	0.80%
Institutional Shares	1,000.00	1,016.70	2.55	0.51%
A Shares	1,000.00	1,016.50	3.75	0.75%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,011.20	5.04	1.01%
Institutional Shares	1,000.00	1,012.40	3.79	0.76%
A Shares	1,000.00	1,011.20	5.04	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,006.30	3.68	0.74%
Institutional Shares	1,000.00	1,006.60	2.44	0.49%
A Shares	1,000.00	999.00	2.97	0.60%
Active Core Fund
Investor Shares	1,000.00	983.90	5.56	1.13%
Institutional Shares	1,000.00	986.00	4.28	0.87%
A Shares	1,000.00	983.50	5.75	1.17%
C Shares	1,000.00	980.60	9.18	1.87%
Mid Cap Core Equity Fund
Investor Shares	1,000.00	958.70	5.15	1.06%
Institutional Shares	1,000.00	960.60	3.94	0.81%
A Shares	1,000.00	959.30	5.15	1.06%
C Shares	1,000.00	956.40	8.78	1.81%
Opportunistic Fund
Investor Shares	1,000.00	924.60	7.25	1.52%
Institutional Shares	1,000.00	925.60	5.92	1.24%
A Shares	1,000.00	924.80	7.11	1.49%
C Shares	1,000.00	921.30	10.86	2.28%
World Energy Fund
Investor Shares	1,000.00	843.00	5.99	1.31%
Institutional Shares	1,000.00	844.50	4.66	1.02%
A Shares	1,000.00	843.10	5.71	1.25%
C Shares	1,000.00	839.90	9.22	2.02%

* Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Additional Fund Information	Continued

February 28, 2019 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period 9/1/18 - 2/28/19	Expense Ratio During Period* 9/1/18 - 2/28/19
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,021.42	$3.41	0.68%
Service Shares	1,000.00	1,022.91	1.91	0.38%
Institutional Shares	1,000.00	1,023.51	1.30	0.26%
Select Shares	1,000.00	1,023.90	0.90	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,022.07	2.76	0.55%
Institutional Shares	1,000.00	1,023.41	1.40	0.28%
Select Shares	1,000.00	1,023.80	1.00	0.20%
Premier Shares	1,000.00	1,023.55	1.25	0.25%
Limited Duration Fund
Investor Shares	1,000.00	1,021.08	3.76	0.75%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
A Shares	1,000.00	1,021.17	3.66	0.73%
Moderate Duration Fund
Investor Shares	1,000.00	1,020.23	4.61	0.92%
Institutional Shares	1,000.00	1,021.42	3.41	0.68%
A Shares	1,000.00	1,020.13	4.71	0.94%
Bond Fund
Investor Shares	1,000.00	1,020.83	4.01	0.80%
Institutional Shares	1,000.00	1,022.27	2.56	0.51%
A Shares	1,000.00	1,021.08	3.76	0.75%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.79	5.06	1.01%
Institutional Shares	1,000.00	1,021.03	3.81	0.76%
A Shares	1,000.00	1,019.79	5.06	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.36	2.46	0.49%
A Shares	1,000.00	1,021.82	3.01	0.60%
Active Core Fund
Investor Shares	1,000.00	1,019.19	5.66	1.13%
Institutional Shares	1,000.00	1,020.48	4.36	0.87%
A Shares	1,000.00	1,018.99	5.86	1.17%
C Shares	1,000.00	1,015.52	9.35	1.87%
Mid Cap Core Equity Fund
Investor Shares	1,000.00	1,019.54	5.31	1.06%
Institutional Shares	1,000.00	1,020.78	4.06	0.81%
A Shares	1,000.00	1,019.54	5.31	1.06%
C Shares	1,000.00	1,015.82	9.05	1.81%
Opportunistic Fund
Investor Shares	1,000.00	1,017.26	7.60	1.52%
Institutional Shares	1,000.00	1,018.65	6.21	1.24%
A Shares	1,000.00	1,017.41	7.45	1.49%
C Shares	1,000.00	1,013.49	11.38	2.28%
World Energy Fund
Investor Shares	1,000.00	1,018.30	6.56	1.31%
Institutional Shares	1,000.00	1,019.74	5.11	1.02%
A Shares	1,000.00	1,018.60	6.26	1.25%
C Shares	1,000.00	1,014.78	10.09	2.02%

* Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SemiAnn-02/19

Item 2.  Code of Ethics.

Not applicable - only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as part of the report to stockholders under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	Not applicable - Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President (Principal Executive Officer)

Date   April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President (Principal Executive Officer)

Date   April 22, 2019

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer (Principal Financial Officer)

Date   April 22, 2019